1933 Act Registration No. 333-233397
1940 Act Registration No. 811-08289

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 44	☒

THRIVENT VARIABLE LIFE ACCOUNT I
(Exact Name of Registrant)
Thrivent Financial for Lutherans
(Name of Depositor)
600 Portland Avenue S., Suite 100 Minneapolis, Minnesota 55415
(Address of Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: 920-628-4045
Heather J. Thenell, JD
Director, Senior Counsel
Thrivent Financial for Lutherans
4321 North Ballard Road
Appleton, WI 54919
(Name and Address of Agent for Service)
It is proposed that this filing will become effective(check appropriate box):
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b) (1) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☒	On September 15, 2020 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

TITLE OF SECURITIES BEING REGISTERED
Units of interest in the Thrivent Variable Life Account I under variable life insurance contracts.
EXPLANATORY NOTE

This post-effective amendment no. 3 to the registration statement on Form N-6 (the “Registration Statement”) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, to supplement the Registration Statement with an update to the prospectus, dated September 15, 2020. This post-effective amendment no. 3 extends the effective date of post-effective amendment no. 2 to September 15, 2020 and relates only to changes noted herein and does not otherwise delete, amend, or supersede any information contained in the Registration Statement, except as expressly provided.

Thrivent Variable Life Account I
Prospectus For
Thrivent Accumulation
Variable Universal
Life Insurance Prospectuses
Issued By Thrivent Financial for Lutherans
Service Center:	Corporate Office:
4321 North Ballard Road Appleton, WI 54919-0001 Telephone: (800) 847-4836 E-mail: mail@thrivent.com	600 Portland Avenue S., Suite 100 Minneapolis, MN 55415-4402 Telephone: (800) 847-4836 E-mail: mail@thrivent.com
This prospectus describes the Thrivent Accumulation Variable Universal Life Contract offered by Thrivent Financial for Lutherans (“Thrivent”) to persons who are eligible for Thrivent membership. The Contract is a flexible premium individual variable adjustable life insurance contract and is a long-term investment designed to provide significant life insurance benefits. This prospectus provides basic information that you should know before purchasing the Contract. You should consider the Contract in conjunction with other insurance you own. Replacing your existing life insurance policy with this Contract may not be to your advantage. It also may not be to your advantage to finance the purchase or maintenance of this Contract through a loan or through withdrawals from another insurance policy.
We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Life Account I (the “Variable Account”) or the Fixed Accounts. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (“Fund”), which is an open-end management investment company (commonly known as a “mutual fund”). We provide the overall investment management for each Portfolio of the Fund, although some of the Portfolios are managed by an investment subadviser. Summary prospectuses for the Fund are attached to this prospectus and describe the investment objectives and attendant risks of the following Portfolios of the Fund:
Thrivent Aggressive Allocation Portfolio
Thrivent All Cap Portfolio
Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Thrivent ESG Index Portfolio
Thrivent Global Stock Portfolio
Thrivent Government Bond Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent International Allocation Portfolio
(subadvised by Goldman Sachs Asset Management, L.P.)
Thrivent International Index Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Limited Maturity Bond Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Growth Portfolio

Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Value Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Money Market Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Emerging Markets Equity Portfolio
(subadvised by Aberdeen Asset Managers Limited)
Thrivent Partner Healthcare Portfolio
(subadvised by BlackRock Investment Management, LLC )
Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Portfolio

An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal, tax risks, and Contract lapse.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
This prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different.
Beginning on Jan. 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the shareholder reports for portfolios available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Thrivent or from your financial professional. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
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If you already elected to receive reports electronically, you will not be affected by this change and need not take any action. You may elect to receive shareholder reports and other communications from Thrivent electronically by calling our Service Center or by signing up for electronic delivery on our website at thrivent.com/gopaperless.
You may elect to receive all future reports in paper free of charge. You can inform Thrivent that you wish to continue receiving paper copies of your shareholder reports by calling our Service Center at (800) 847-4836. Your election to receive reports in paper will apply to all portfolio companies available under your Contract.
The date of this prospectus is September 15, 2020.
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Contract Benefits/Risks Summary
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This summary describes the Contract’s important benefits and risks. The sections in the prospectus following this summary discuss the Contract’s benefits and other provisions in more detail. For your convenience, we have provided Definitions at the end of this prospectus that define certain words and phrases used in this prospectus.
The Contract is a flexible premium variable adjustable life insurance contract. The Contract is built around its Accumulated Value. Accumulated Value changes every business day based upon the investment experience of the Portfolios underlying the Subaccounts or the amount of interest credited to the Fixed Accounts. Premiums increase Accumulated Value. Charges and cash you withdraw from the Contract decrease Accumulated Value. Your choice of the timing and amount of premiums you pay, investment options, and your use of partial surrender and loan privileges will influence the Contract’s performance. The choices you make will directly impact how long the Contract remains in effect, its tax status and the amount of cash available for use.
Contract Benefits
Death Benefit
The death benefit for all Contracts must meet the definition of life insurance under Section 7702 of the Internal Revenue Code (Code). If your Application was completed prior to September 15, 2020 then the Cash Value Accumulation Test (CVAT) will automatically be used to meet this requirement. If your Application is completed on or after September 15, 2020, then at the time of purchase you must select between two methods that satisfy this tax definition: the CVAT and the Guideline Premium Test (GPT). You cannot change your selection after the Contract is issued. For both tests, the Death Benefit will be at least the Accumulated Value multiplied by a death benefit factor, which varies by Attained Age.
CVAT: the death benefit factors are based on the risk class and sex (in most states) of the Insured, and any rating. A table of these death benefit factors will be listed in the Contract.
GPT: the death benefit factors are the cash value corridor factors provided in the Code. A table of these death benefit factors will be listed in the Contract. Premiums may be limited under the GPT, to ensure compliance with the Federal tax laws. See Federal Tax Matters.
As this selection cannot be revised, careful consideration should be given to which testing method to choose. Aspects you should consider include the following.
The CVAT will generally allow larger premiums to be paid relative to the Contract’s Death Benefit, especially in the early Contract years. If you want to maximize Accumulated Values relative to the Contract’s Death Benefit, this test generally will allow larger Accumulated Values relative to the Death Benefit in the early years and lower Accumulated Values relative to the Death Benefit in the later Contract years.
Conversely, Contracts based on the GPT generally require larger Death Benefits relative to Accumulated Values in early Contract years but allow larger Accumulated Values relative to Death Benefits in later Contract years. As there are cumulative premium limits with this test, total premium payments must not exceed the limit described in the Code.
At the time of purchase, you must also select between two Death Benefit Options: the Level Death Benefit and the Variable Death Benefit.
Option 1 (Level Death Benefit Option). Under this option, the Death Benefit is the Face Amount or, if greater, the Accumulated Value multiplied by the death benefit factor. The death benefit factor depends on the Insured’s Attained Age. If the CVAT is used to satisfy the tax definition, then the death benefit factor will also depend on the Insured’s sex (in most states) and risk class. The Death Benefit for this option generally remains level.
Option 2 (Variable Death Benefit Option). Under this option, the Death Benefit is the Face Amount plus Accumulated Value, or, if greater, the Accumulated Value multiplied by the death benefit factor. The death benefit factor depends on the Insured’s Attained Age. If the CVAT is used to satisfy the tax definition, then the

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Contract Benefits/Risks Summary
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death benefit factor will also depend on the Insured’s sex (in most states) and risk class. The Death Benefit for this option will vary over time.
Death Proceeds
We pay Death Proceeds to the Beneficiary upon receipt at our Service Center of due proof of death of the Insured. The Death Proceeds will equal the Death Benefit less any Debt and the amount of any unpaid monthly deductions needed to cover Monthly Deductions through the month of death or if less, any amount needed to meet the requirements for the No-Lapse Guarantee through the month of death. We will also deduct any amount paid by us after the date of death and before we were notified of the death.
No-Lapse Guarantee
The No-Lapse Guarantee ensures that your Contract will remain in effect, even if the Cash Surrender Value is insufficient to pay the current monthly deductions, if you pay at least the amount of premiums we require to keep the No-Lapse Guarantee active. The duration of the No-Lapse Guarantee varies by issue age:
♦	Issue Ages 0-60: 20 years
♦	Issue Ages 61-75:10 years
♦	Issue Ages 76-80: 5 years
The No-Lapse Guarantee is in effect for the given duration provided you make timely payment of the required minimum premium amounts.
Access to Accumulated Value
Transfers. You may transfer Accumulated Value among the Subaccounts and the Fixed Account. You will not be charged for the first 12 transfers in a Contract Year. We will charge up to $25 for each additional transfer during a Contract Year. The minimum amount that may be transferred from a Subaccount or the Fixed Account is $50, or if less, the total value in the Subaccount or the Fixed Account. Transfers from the Fixed Account are limited to once per Contract Year, with a maximum transfer of the greater of $500 or 25% of the Fixed Account. There is no minimum amount that can be received by a Subaccount or Fixed Account. Transfers into the DCA Fixed Account are not permitted.
Automatic Asset Rebalancing Program. The Automatic Asset Rebalancing program transfers your Contract’s Accumulated Value among Subaccounts (this excludes the Fixed Accounts) on a regular basis according to your instructions.
Dollar Cost Averaging Program. Dollar Cost Averaging allows you to make regular transfers of predetermined amounts from either your Money Market Subaccount or the DCA Fixed Account to any or all of the other Subaccounts. The Dollar Cost Averaging amount from the Money Market Subaccount must be at least $50. You may select the Money Market Subaccount as the source account at any time and for any length of time.  You may select the DCA Fixed Account as the source account for Dollar Cost Averaging at any time for any 12 month period. A minimum new premium of $1,000 is required to establish the DCA Fixed Account.
Loans. You may borrow the Accumulated Value of your Contract less any applicable Decrease Charge and Debt. The annual interest rate charged on Debt is 6.0%. For amounts that are transferred as collateral to the Loan Account, we pay a minimum effective annual rate of 2%. We may pay a rate greater than 2%. For additional information see Loans in this prospectus and in your Contract. Loans may have tax consequences. See Federal Tax Matters.
Partial Surrenders. You may withdraw part of your Accumulated Value by giving us Notice. During each Contract Year, we deduct up to a $25 charge from the Accumulated Value for each partial surrender after the first one. This charge does not apply to partial surrenders made after the Insured’s Attained Age 121. Decrease Charges may apply if the partial surrender results in a decrease in Face Amount. Partial surrenders may have tax consequences. See Federal Tax Matters.
Surrenders. At any time while the Contract is in force and the Insured is living, you may surrender this Contract by giving us Notice. A surrender may result in a Decrease Charge depending how long your Contract has been in force. Surrenders may have tax consequences. See Federal Tax Matters.

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Contract Benefits/Risks Summary
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Premiums
Flexibility of Premiums. After you pay the initial premium, you may pay subsequent premiums at any time and in any amount, subject to some restrictions. While there are no scheduled premium due dates, you may elect to receive billing statements annually. You also may elect to make pre-authorized automatic premium payments using our electronic payment program. In most cases, you may make changes in the frequency and payment amounts at any time by giving adequate Notice to our Service Center.
Electronic Payment Program. Under this program, you may make premium payments (or loan repayments) to your Contract on a regularly scheduled basis by having money automatically withdrawn from your checking or savings account, or other acceptable payment source, rather than being billed. To set up the electronic payment program, you may complete the applicable section on the Application or, after the time of Application, by giving us Notice.
Free Look Provision
In most states, you have the right to examine and cancel your Contract by mailing or delivering Notice of cancellation to our Service Center or returning your Contract to our Service Center or to your financial professional no later than 30 days after you receive it. However, if your Contract is issued in Pennsylvania, and you are replacing an existing Thrivent life insurance contract with this Contract, you will have 45 days to cancel your Contract. The period to examine and cancel begins when you receive your Contract. If you return your Contract or give Notice of cancellation during this period, we will mail a refund to you. In most states, this refund will equal the sum of the Accumulated Value, less any Debt, on the date the Contract is returned to us plus any Percent of Premium Charge that was charged upon issue and any monthly deduction that was made. In other states, the refund equals the premium paid.
Ownership Rights
While the Insured is living and the Contract is in force, you, as the Owner of the Contract, may exercise all of the rights and options described in the Contract, subject to the terms of any assignment of the Contract. These rights include, but are not limited to, selecting and changing the Beneficiary, changing the Face Amount of the Contract, and assigning the Contract. However, if the Issue Age was less than 16 and an Applicant Controller applied for this Contract, then you are the Owner but may not exercise ownership rights until control of the Contract is transferred to you. Before control is transferred, only the Applicant Controller may exercise ownership rights. However, if the Issue Age was less than 16 and an Applicant Controller applied for this Contract, then you are the Owner but may not exercise ownership rights until control is transferred, only the Applicant Controller may exercise ownership rights.
Thrivent does not allow assignment of variable life insurance Contracts to life settlement or viatical companies.
Variable Account
The Variable Account is an investment account separate from the General Account sometimes known as a separate account. You may direct the money in your Contract to any of the Subaccounts of the Variable Account.
Each Subaccount invests in one of the corresponding Portfolios listed on the first page of this prospectus. Amounts in the Variable Account will vary according to the investment performance of the Portfolios in which the Subaccounts invest.
Fixed Account
You may place money in the Fixed Account where it earns interest at the effective annual interest rate of at least 2%. We may declare higher rates of interest, but are not obligated to do so. The Fixed Account is part of our General Account.
DCA Fixed Account
If you elect this option we transfer amounts from the DCA Fixed Account to Subaccounts according to your allocation instructions for a period of 12 months from the time the DCA Fixed Account is funded. The amount in the DCA Fixed Account is credited with an effective interest rate of at least 2%. We may declare higher rates of interest, but are not obligated to do so. You may fund the DCA Fixed Account at any time initially. Only one

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Contract Benefits/Risks Summary
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automatic transfer arrangement may be in effect at any time and money may not be added to an existing arrangement.  You may elect to start and fund a new DCA fixed account arrangement after the existing one is completed.
Loan Account
The Loan Account is the amount securing any loan you make. Amounts transferred to the Loan Account are invested with our General Account assets and kept separate from the other amounts in your Contract. The excess of amounts charged to the loan over amounts credited to the amount held as collateral for the loan is transferred to the Loan Account.
Accumulated Value
Accumulated Value is the sum of your amounts in the Subaccounts, the DCA Fixed Account, the Fixed Account and the Loan Account. Accumulated Value varies from day to day, depending on the investment performance of the Subaccounts you select, interest we credit, charges we deduct, and any other transactions (e.g., transfers, partial surrenders, and loans).
Settlement Options
There are several ways of receiving proceeds under the Contract other than in a lump sum. Proceeds distributed according to a settlement option do not vary with the investment experience of the Variable Account. The minimum amount you may apply to a settlement option is $2,000.
Additional Benefits
We offer Additional Benefits under the Contract. There is a charge associated with most of these insurance benefits. Your financial professional can help you determine whether any of these benefits are suitable for you.
Contract Risks
Investment Risk
The Contract is not suitable as a short-term investment vehicle. If you invest your Accumulated Value in one or more Subaccounts, then you will be subject to the risk that investment performance of the Subaccounts will be unfavorable and that the Accumulated Value will decrease. The assets in each Subaccount are invested in a corresponding Portfolio of the Fund. A comprehensive discussion of the risks of each Portfolio may be found in the Fund’s prospectus. You could lose everything you invest and your Contract could lapse without value, unless you pay additional premium. If you allocate premiums to the Fixed Accounts, then we credit your Accumulated Value in the Fixed Accounts with a declared rate of interest. You assume the risk that the rate may decrease, although the Fixed Account rate will never be lower than a guaranteed minimum annual effective rate of 2.0%.
Health Crisis Risk
The global pandemic outbreak of the novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The duration and full effects of the outbreak are uncertain and may result in trading suspensions and market closures, limit liquidity and the ability of the Fund to process contract owner redemptions, and negatively impact Fund performance. The COVID-19 outbreak and future pandemics could affect the global economy in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of the Fund.
Risk of Lapse
If your monthly deductions exceed your Cash Surrender Value, then unless your Contract has an active No-Lapse Guarantee in effect your Contract will enter a 61-day grace period. We will notify you that your Contract will lapse (that is, terminate without value) if you do not send us a sufficient payment by a specified date. Your Contract generally will not lapse:
♦	if you make timely payment of the minimum premium amount required to keep the No-Lapse Guarantee in effect; or
♦	if during the grace period you make a sufficient premium payment.
Subject to certain conditions, you may reinstate a lapsed Contract.

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Contract Benefits/Risks Summary
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Tax Risks
We anticipate that the Contract should be deemed a life insurance contract under federal tax law. However, the federal income tax requirements applicable to the Contract are complex and there is limited guidance and some uncertainty about the application of the federal tax law to the Contract. Assuming that the Contract qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Accumulated Value until there is a distribution from the Contract. In addition, assuming the Contract continues to qualify as a life insurance contract beyond age 100, you should not be deemed to be in constructive receipt upon attainment of age 100. Under current tax law, Death Proceeds payable under the Contract generally would be excludable from the gross income of the Beneficiary. As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the Death Proceeds. However, Death Proceeds may be subject to state and/or federal estate and/or inheritance tax.
Depending on the total amount of premiums you pay and the frequency of such payments, the Contract may be treated as a modified endowment contract (MEC) under federal tax laws. If a contract is treated as a MEC, then surrenders, partial surrenders, collateral assignments, loans and loan interest under the Contract will be taxable as ordinary income to the extent there are earnings in the Contract. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, collateral assignments and loans (including loan interest) taken before you reach age 59 1⁄2. If the Contract is not a MEC, distributions generally will be treated first as a return of your investment in the Contract and then as taxable income. Moreover, loans generally will not be treated as distributions. Finally, neither distributions nor loans from a Contract that is not a MEC are subject to the 10% penalty tax. See Federal Tax Matters.
If the Contract lapses and a loan is outstanding, you may be deemed to be in receipt of taxable income from the Contract. Additionally, if the Contract lapses and is later reinstated, the Contract may be treated as a MEC.
We make no guarantees regarding any tax treatment—federal, state or local—of any Contract or of any transaction involving a Contract.
You should consult a qualified tax advisor for assistance in all Contract-related tax matters.
Surrender and Partial Surrender Risks
You should purchase the Contract only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Contract if you intend to surrender all or part of the Accumulated Value in the near future. We designed the Contract to meet long-term financial goals.
A Decrease Charge will be assessed if the Contract is surrendered in the first 10 Contract Years after the Date of Issue and for 10 years after each increase in Face Amount. If a partial surrender results in a decrease in Face Amount, a Decrease Charge applies to Face Amount decreases during the first 10 Contract Years after the Date of Issue and for 10 years after each increase in Face Amount. If you select a level Death Benefit Option, a partial surrender will generally reduce the Face Amount of the Contract. Depending on the amount of premium paid, or any Decrease Charges, there may be little or no Cash Surrender Value available to you at the time you surrender your Contract. Decrease Charges reduce your Cash Surrender Value and your Cash Surrender Value may be less than the premiums paid.
Even if you do not ask to surrender your Contract, Decrease Charges may play a role in determining whether your Contract will lapse (terminate without value). This is because Decrease Charges affect the Cash Surrender Value, a measure we use to determine whether your Contract will enter a grace period (and possibly lapse). See Risk of Lapse in this section.
A partial surrender will reduce Accumulated Value, Death Benefit and the amount of premiums considered paid to meet the No-Lapse Guarantee Premium requirement.
A surrender or partial surrender may have tax consequences.

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Contract Benefits/Risks Summary
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Loan Risks
A Contract loan, whether or not repaid, will affect the Accumulated Value over time because we transfer the amount of the Debt from the Subaccounts and/or Fixed Accounts as collateral. This loan collateral does not participate in the investment performance of the Subaccounts.
We reduce the amount we pay on the Insured’s death by the amount of any outstanding Debt. Your Contract may lapse (terminate without value) if your Debt reduces the Cash Surrender Value to less than zero.
Debt will reduce your Cash Surrender Value, Death Proceeds and the amount of premiums considered to meet the No-Lapse Guarantee Premium requirement. If you surrender the Contract or allow it to lapse while a Contract loan is outstanding, the amount of Debt, to the extent it has not previously been taxed, will be considered part of the amount you receive and taxed accordingly. Loans may have tax consequences.
Portfolio Risks
A comprehensive discussion of the risks of each Portfolio in which the Subaccounts invest may be found in the Fund’s summary prospectuses. Please refer to the summary prospectuses for the Fund for more information. There is no assurance that any Portfolio will achieve its stated investment objective.

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Fee Tables
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The amounts shown are the maximum amount charged unless otherwise noted. If the amount of a charge varies depending on the Insured’s individual characteristics (such as age, sex or risk class), the tables below show the minimum and maximum charges we assess under the Contract across the range of all possible individual characteristics, as well as the charges for a specified typical Insured. These charges may not be representative of the charges you will actually pay under the Contract.
Your Contract’s schedule pages will indicate the specific charges applicable to your Contract, and more detailed information concerning your charges is available on request from our Service Center at (800) 847-4836.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer Accumulated Value among the Subaccounts and the Fixed Accounts.
Transaction Fees
Charge	When Deducted	Amount Deducted
Percent of Premium Charge	Upon receipt of each premium payment	5% of each premium payment[1]
Premium Tax Charge	Not currently applicable[2]	Not currently applicable[2]
Decrease Charge[3]	Upon surrender, lapse or any decrease in the Face Amount
Maximum		$50.18 per $1,000 of decrease in Face Amount
Minimum		$3.70 per $1,000 of decrease in Face Amount
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $350,000, in the first Contract Year		$17.92 per $1,000 of decrease in Face Amount
1 The Percent of Premium Charge may not be deducted in certain situations.
2 We are not currently subject to premium taxes. However, we reserve the right to impose a charge for these taxes in the future if we have to pay them. If imposed, the premium tax charge would be between 0% and 5% of premium payments.
3 The Decrease Charge applies to decrease in Face Amount during the first 10 Contract Years and during the first 10 years following an increase in Face Amount. The Decrease Charge remains level for the first five years of the Contract (or during the first five years following an increase in Face Amount), and then decreases each Contract Year to zero after year 10 (and to zero after the 10th year following an increase in Face Amount). Decrease Charges depend on the Insured’s Issue Age, sex (in most states), amount of decrease in Face Amount, risk class and duration of the Contract. See Charges and Deductions.
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Fee Tables
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Transaction Fees, cont.
Charge	When Deducted	Maximum Amount Deducted
Partial Surrender Charge	Upon each partial surrender[4]	$25 per partial surrender
Transfer Charge	Upon each transfer[5]	$25 per transfer
Accelerated Death Benefit	On exercise of benefit[6]	$150
4 The charge applies upon each partial surrender in excess of one per Contract Year.
5 The charge applies to each transfer in excess of the first twelve transfers made in a Contract Year.
6 The charge may vary by state and may be lower in some states.
Periodic Charges Other Than Fund Operating Expenses
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.
Charge	When Deducted	Amount Deducted (Annualized)
Cost of Insurance Charge[7]	On Date of Issue and monthly thereafter
Maximum		$999.96 per $1,000 of risk amount[8]
Minimum		$0.07 per $1,000 of risk amount[8]
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $350,000, in the first Contract Year		$1.10 per $1,000 of risk amount[8]
Mortality and Expense Risk Charge A charge based on Subaccount Accumulated Value	On Date of Issue and monthly thereafter	1.0% of the Subaccount Accumulated Value[9]
7 Cost of insurance charges depend on the Insured’s Issue Age, sex (in most states), risk amount, Face Amount, risk class and duration of the Contract.
8 For more information on the calculation of this charge see Charges and Deductions.
9 Actual current charge is less. For more information on this charge see Charges and Deductions.
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Fee Tables
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Periodic Charges Other Than Fund Operating Expenses, cont.
Charge	When Deducted	Amount Deducted (Annualized)
Monthly Unit Charge[10]	On Date of Issue and monthly after issue, and monthly after Face Amount increase
Maximum Charge		$5.88 per $1,000 of Face Amount
Minimum Charge		$0.00 per $1,000 of Face Amount
Charge for a male Insured, Issue Age 40, in the standard non-tobacco risk class with a Face Amount of $350,000, in the first Contract Year		$0.96 per $1,000 of Face Amount
Basic Monthly Charge	On Date of Issue and monthly thereafter	$108 [11]
Debt Interest	Accrues daily	6.0% on Debt[12]
Additional Benefit Charges:[13]
Disability Waiver of Monthly Deduction Benefit	On the rider date of issue and monthly thereafter
Maximum		195.5% of all monthly deductions[14]
Minimum		4.8% of all monthly deductions[14]
Charge for a male Insured, Issue Age 40, in the standard risk class		7.7% of all monthly deductions[14]
10 The charge applies for the first 180 months after issue and the first 180 months after an increase in Face Amount. See Charges and Deductions.
11 Charge shown is for adults (18 + years) and equates to $9.00 per month. For juvenile (0-17 years) Contracts, the charge is $90 per year, which equates to $7.50 per month.
12 Reflects gross interest rate charged before crediting of interest. The interest accrues daily and is not deducted from the Accumulated Value. The net accrued interest is added to the Debt. See Loans.
13 Charges for Additional Benefits vary based on Attained Age or Issue Age, sex (in most states), risk class, Face Amount, risk amount, or rider coverage amount. Charges based on age may increase as the Insured ages. The charges noted apply if the rider is included in your Contract and the Contract and/or rider has not otherwise terminated. Before you purchase a Contract, we will provide you a free personalized illustration of your future benefits under the Contract.
14 The charge applies until Insured’s Attained Age 65. Monthly deductions include cost of insurance charge, benefit rider charges, basic monthly charge, monthly unit charge, and mortality and expense risk charge.
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Fee Tables
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Periodic Charges Other Than Fund Operating Expenses, cont.
Charge	When Deducted	Amount Deducted (Annualized)
Guaranteed Increase Option Benefit	On the rider date of issue and monthly thereafter
Maximum		$2.52 per $1,000 of rider coverage amount[15]
Minimum		$0.36 per $1,000 of rider coverage amount[15]
Charge for an Insured, Issue Age 0		$0.36 per $1,000 of rider coverage amount[15]
15 The charge applies until the first rider anniversary on or after Insured’s age 49.
The next table shows the minimum and maximum Total Annual Portfolio Operating Expenses charged by the Portfolios that you pay indirectly during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees and other expenses) charged by the Portfolios, expressed as an annual percentage of average daily net assets. The amounts shown reflect expenses before any applicable expense reimbursement or fee waiver.
	Maximum	Minimum
Total Annual Fund Operating Expenses[16] (expenses that are deducted from Fund assets, including management fees, and other expenses):	3.90%	0.24%
16 Thrivent has agreed to reimburse certain expenses associated with the Portfolios. After taking these contractual and voluntary arrangements into account, the actual range (minimum and maximum) of total operating expenses charged by the Portfolios was 0.24% to 1.25%. The voluntary reimbursements may be discontinued at any time. The amounts are based on the arithmetic average of expenses paid in the year ended December 31, 2019 for all of the available Portfolios, adjusted to reflect anticipated changes in fees and expenses. With respect to new portfolios, if any, amounts are based on estimates for the current fiscal year.
Each Subaccount of the Variable Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. More detail concerning the fees and expenses of the Portfolios is contained in the summary prospectuses for the Fund.
If a Portfolio is structured as a “fund of funds,” the Portfolio will indirectly bear its proportionate share of any fees and expenses (like investment advisory fees and operating expenses) of the investment companies in which it invests. However, Thrivent has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by an Asset Allocation Portfolio as a result of its investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. For a list of the “fund of funds” portfolios available through the Contract, see the chart of portfolios available in The Variable Account and the Portfolios section of this prospectus.
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Thrivent and the General Account
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Thrivent
Thrivent is a not-for-profit financial services membership organization of Christians helping our members achieve financial security and give back to their communities. We were organized in 1902 as a fraternal benefit society under Wisconsin law, and comply with Internal Revenue Code Section 501(c)(8). We are licensed to sell insurance in all states and the District of Columbia.
For more information, visit Thrivent.com.
General Account
The General Account consists of all assets owned by Thrivent other than those segregated in any Variable Account. Subject to applicable law, we have sole discretion over the investment of the General Account assets. You do not share directly in the investment returns of those assets. The Fixed Accounts are part of our General Account. Each quarter, we will declare effective annual interest rates for the Fixed Accounts. The interest rate credited on amounts in the DCA Fixed Account may differ from the interest rate credited on amounts in the Fixed Account. We guarantee that the effective annual interest rate will never be less than 2.0%. At our discretion, we may credit interest at a rate in excess of this guarantee.
The Fixed Accounts have not been registered under the Securities Act of 1933 (1933 Act), and the Fixed Accounts have not been registered as an investment company under the Investment Company Act of 1940 (1940 Act). Accordingly, neither the Fixed Accounts nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Accounts, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses.
Fixed Account
The Fixed Account is an investment option that provides a declared rate of interest. Unlike the Subaccounts of the Variable Account, the performance of the Fixed Account does not rely on the performance of the financial markets. We credit interest daily on amounts in the Fixed Account. Interest accrues on amounts allocated or transferred to the Fixed Account from the date of allocation or transfer.
DCA Fixed Account
The DCA Fixed Account is an account for which you direct an amount to be transferred from the DCA Fixed Account to one or more Subaccounts on a monthly basis for 12 months. Like the Fixed Account above, we credit interest daily on amounts in the DCA Fixed Account. The interest rate credited to this account is determined on the date the amount is allocated to the DCA Fixed Account. The interest rate will be effective for 12 months and will never be less than the applicable guaranteed rate, described above for the Fixed Accounts.
Loan Account
When you obtain a loan, Accumulated Value equal to the amount of the loan is taken from the Subaccounts and moved to a Loan Account. Amounts transferred to the Loan Account are invested with our General Account assets and kept separate from other amounts in your Contract. The Loan Account is equal to the amount transferred from any Subaccount, and/or Fixed Accounts to secure the loan plus the difference between any interest credited and interest charged.
Maintenance of Solvency
If the Society’s reserves for any class of contracts, other than those portions of any contract that provide variable benefits based on the experience of a separate account, become impaired, the Board of Directors may require that benefit members pay the Society an equitable amount to eliminate the deficiency. If the amount is not paid within 60 days from the date we notify you of your share, it will be charged as a loan against this Contract with interest compounded at the rate of 5% per year. If you agree, an equivalent reduction in benefits can be chosen instead of the payment or loan against the Contract.

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The Variable Account and the Portfolios
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Variable Account
Thrivent Variable Life Account I is a segregated asset account established by the Board of Directors of Thrivent (then, Aid Association for Lutherans) on May 8, 1997, pursuant to the laws of the State of Wisconsin, and the first investment was made on March 31, 1998. The account meets the definition of “separate account” under the federal securities laws. The Variable Account is a unit investment trust, which is a type of investment company. It is registered with the Securities and Exchange Commission (SEC) under the 1940 Act. Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.
The Variable Account is divided into Subaccounts. Net Premiums flow through the Contract to either the Variable Account or the Fixed Accounts according to your instructions. From the Variable Account, the Net Premium flows to the Subaccounts in the amounts or percentages you allocate. In turn, the Subaccounts invest in shares of one of the corresponding Portfolios of the Fund at net asset value. We describe these Portfolios and their investment objectives later in this prospectus. Net Premiums are allocated to a Subaccount, and the resulting Accumulated Value will increase or decrease based on the investment experience of that Subaccount’s corresponding Portfolio and fees and charges under the Contract. We make no assurance that the Portfolios will meet their investment objectives. You bear all the investment risk for premiums allocated to the Subaccounts.
We own the assets of the Variable Account and keep them legally segregated from the assets of the General Account. The assets of the Variable Account shall, at the time during the year that adjustments in the reserves are made, have a value at least equal to the reserves and other Contract liabilities with respect to the Variable Account and, at all other times, shall have a value approximately equal to or in excess of such reserves and liabilities. The Variable Account will be fully funded at all times for purposes of the federal securities laws. The assets of the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct, except to the extent that the assets of the Variable Account exceed the reserves and other contract liabilities of the Variable Account arising under the contracts supported by the Variable Account. We are obligated to pay all amounts promised to you under the Contract.

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The Variable Account and the Portfolios
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Variable Investment Options and the Subaccounts
We select the Portfolios offered through the Contract based on several factors. We generally select the Portfolios to provide a range of investment options for the Contracts from conservative to more aggressive investment strategies.
You may allocate the Net Premiums paid under the Contract and transfer the Contract’s Accumulated Value to the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. Note that the italicized Portfolios below are “fund of funds” which are comprised of investments in other Portfolios within the Fund. The Subaccounts and the corresponding Portfolios are listed below.
Subaccount	Corresponding Portfolio
Thrivent Aggressive Allocation Subaccount	Thrivent Aggressive Allocation Portfolio
Thrivent All Cap Subaccount	Thrivent All Cap Portfolio
Thrivent Balanced Income Plus Subaccount	Thrivent Balanced Income Plus Portfolio
Thrivent Diversified Income Plus Subaccount	Thrivent Diversified Income Plus Portfolio
Thrivent ESG Index Subaccount	Thrivent ESG Index Portfolio
Thrivent Global Stock Subaccount	Thrivent Global Stock Portfolio
Thrivent Government Bond Subaccount	Thrivent Government Bond Portfolio
Thrivent High Yield Subaccount	Thrivent High Yield Portfolio
Thrivent Income Subaccount	Thrivent Income Portfolio
Thrivent International Allocation Subaccount	Thrivent International Allocation Portfolio
Thrivent International Index Subaccount	Thrivent International Index Portfolio
Thrivent Large Cap Growth Subaccount	Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Subaccount	Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Subaccount	Thrivent Large Cap Value Portfolio
Thrivent Limited Maturity Bond Subaccount	Thrivent Limited Maturity Bond Portfolio
Thrivent Low Volatility Equity Subaccount	Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Growth Subaccount	Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Index Subaccount	Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Subaccount	Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Value Subaccount	Thrivent Mid Cap Value Portfolio
Thrivent Moderate Allocation Subaccount	Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Subaccount	Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Subaccount	Thrivent Moderately Conservative Allocation Portfolio
Thrivent Money Market Subaccount	Thrivent Money Market Portfolio
Thrivent Multidimensional Income Subaccount	Thrivent Multidimensional Income Portfolio
Thrivent Opportunity Income Plus Subaccount	Thrivent Opportunity Income Plus Portfolio
Thrivent Partner Emerging Markets Equity Subaccount	Thrivent Partner Emerging Markets Equity Portfolio
Thrivent Partner Healthcare Subaccount	Thrivent Partner Healthcare Portfolio
Thrivent Real Estate Securities Subaccount	Thrivent Real Estate Securities Portfolio
Thrivent Small Cap Growth Subaccount	Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Subaccount	Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Subaccount	Thrivent Small Cap Stock Portfolio
The following table summarizes each Portfolio’s investment objective:
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The Variable Account and the Portfolios
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Portfolio	Investment Objective
Thrivent Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent All Cap Portfolio	To seek long-term growth of capital.
Thrivent Balanced Income Plus Portfolio	To seek long-term total return through a balance between income and the potential for long-term capital growth.
Thrivent Diversified Income Plus Portfolio	To seek to maximize income while maintaining prospects for capital appreciation.
Thrivent ESG Index Portfolio	To seek to track the investment results of an index composed of companies selected by the index provider based on environmental, social and governance characteristics. The Portfolio’s investment objective may be changed without shareholder approval.
Thrivent Global Stock Portfolio	To seek long-term capital growth.
Thrivent Government Bond Portfolio	To seek total return, consistent with preservation of capital. The Portfolio’s investment objective may be changed without shareholder approval.
Thrivent High Yield Portfolio	To achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.
Thrivent Income Portfolio	To achieve a high level of income over the longer term while providing reasonable safety of capital.
Thrivent International Allocation Portfolio	To seek long-term capital growth.
Thrivent International Index Portfolio	To seek total returns that track the performance of the MSCI EAFE** Index. The Portfolio’s investment objective may be changed without shareholder approval.
Thrivent Large Cap Growth Portfolio	To achieve long-term growth of capital.
Thrivent Large Cap Index Portfolio	To seek total returns that track the performance of the S&P 500 Index*.
Thrivent Large Cap Value Portfolio	To achieve long-term growth of capital.
Thrivent Limited Maturity Bond Portfolio	To seek a high level of current income consistent with stability of principal.
Thrivent Low Volatility Equity Portfolio	To seek long-term capital appreciation with lower volatility relative to the global equity markets.
Thrivent Mid Cap Growth Portfolio	To seek long-term capital growth. The Portfolio’s investment objective may be changed without shareholder approval.
Thrivent Mid Cap Index Portfolio	To seek total returns that track the performance of the S&P MidCap 400 Index*.
Thrivent Mid Cap Stock Portfolio	To seek long-term capital growth.
Thrivent Mid Cap Value Portfolio	To seek long-term capital growth. The Portfolio’s investment objective may be changed without shareholder approval.
Thrivent Moderate Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
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The Variable Account and the Portfolios
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Portfolio	Investment Objective
Thrivent Moderately Aggressive Allocation Portfolio	To seek long-term capital growth.
Thrivent Moderately Conservative Allocation Portfolio	To seek long-term capital growth while providing reasonable stability of principal.
Thrivent Money Market Portfolio	To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Thrivent Multidimensional Income Portfolio	To seek a high level of current income and, secondarily, growth of capital.
Thrivent Opportunity Income Plus Portfolio	To seek a combination of current income and long-term capital appreciation.
Thrivent Partner Emerging Markets Equity Portfolio	To seek long-term capital growth.
Thrivent Partner Healthcare Portfolio	To seek long-term capital growth.
Thrivent Real Estate Securities Portfolio	To seek to provide long-term capital appreciation and high current income.
Thrivent Small Cap Growth Portfolio	To seek long-term capital growth.
Thrivent Small Cap Index Portfolio	To seek capital growth that tracks the performance of the S&P SmallCap 600 Index*.
Thrivent Small Cap Stock Portfolio	To seek long-term capital growth.
* The S&P 500, S& P MidCap 400, and S&P SmallCap 600 Indexes are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Thrivent Financial for Lutherans (“Thrivent”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Thrivent. Thrivent variable insurance products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Thrivent variable insurance products or any member of the public regarding the advisability of purchasing variable insurance contracts generally or in the Thrivent variable insurance contracts particularly or the ability of the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes to track general market performance. S&P Dow Jones Indices only relationship to Thrivent with respect to the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes are determined, composed and calculated by S&P Dow Jones Indices without regard to Thrivent or the Thrivent variable insurance products. S&P Dow Jones Indices have no obligation to take the needs of Thrivent or the owners of the Thrivent variable insurance products into consideration in determining, composing or calculating the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes. S& P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the Thrivent variable insurance products or the timing of the issuance or sale of the Thrivent variable insurance contract or in the determination or calculation of the equation by which a Thrivent variable insurance product is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the Thrivent variable insurance product. There is no assurance that investment products based on the S&P 500, S&P MidCap 400, and S&P SmallCap 600 Indexes will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THRIVENT , OWNERS OF THE THRIVENT VARIABLE INSURANCE PRODUCTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500, S&P MIDCAP 400, AND S&P SMALLCAP 600 INDEXES OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND
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The Variable Account and the Portfolios
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THRIVENT, OTHER THAN THE LICENSORS OR S&P DOW JONES INDICES.
**MSCI, Inc. ("MSCI") makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This prospectus is not approved, endorsed, reviewed or produced by MSCI. None of the MSCI data is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such.
Each Portfolio has its own investment objective, investment program, policies and restrictions. Although the investment objectives and policies of certain Portfolios may be similar to the investment objectives and policies of other Portfolios that we manage or sponsor or that an affiliate of ours may manage or sponsor, we do not represent or assure you that the investment results will be comparable to any other Portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Portfolio performance. For all of these reasons, you should expect investment results to differ. In particular, certain Portfolios available only through the Contract may have names similar to portfolios not available through the Contract. The performance of a Portfolio not available through the Contract does not indicate performance of the similarly named Portfolio available through the Contract.
Before selecting any Subaccount, you should carefully read the accompanying summary prospectuses for the Fund attached to this prospectus and found in the back of this book. You should periodically consider your allocation among Subaccounts in light of current market conditions and your investment goals, risk tolerance and financial circumstances. The Fund’s summary prospectuses provide more complete information about the Portfolios of the Fund in which the Subaccounts invest, including investment objectives and policies, risks, charges, and expenses.
Shares of the Fund are sold to other Portfolios of the Fund, to other insurance company separate accounts of ours, and to other insurance company separate accounts not affiliated with us. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund’s management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:
♦	Changes in state insurance laws;
♦	Changes in Federal income tax law;
♦	Changes in the investment management of the Fund; or
♦	Differences in voting instructions between those given by the Contract Owners from the different separate accounts.
If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.
The Fund is a Minnesota corporation registered with the SEC under the 1940 Act as an open-end management investment company (commonly called a “mutual fund”). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.
The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount or the Fixed Account as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

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The Variable Account and the Portfolios
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Investment Management
Thrivent is investment adviser to the Fund. Thrivent is registered as an investment adviser under the Investment Advisers Act of 1940. Pursuant to the investment advisory agreement, Thrivent is responsible for determining which securities to purchase and sell, arranges the purchases and sales and helps formulate the investment program for the Portfolios. Thrivent implements the investment program for the Portfolios consistent with each Portfolio’s investment objectives, policies and restrictions. Thrivent and the Fund have engaged the following investment subadvisers:
Subadviser	Portfolio Name
Goldman Sachs Asset Management, L.P.	Thrivent International Allocation Portfolio
Aberdeen Asset Managers Limited	Thrivent Partner Emerging Markets Equity Portfolio
BlackRock Investment Management, LLC	Thrivent Partner Healthcare Portfolio
We, as investment adviser, pay each of the above subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.
Addition, Deletion, Combination, or Substitution of Investments
Where permitted by applicable law and business need, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:
♦	Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
♦	Substitute shares of another Portfolio, which may have differences such as (among other things) different fees and expenses, objectives, and risks, for shares of an existing Portfolio in which your Subaccount invests at our discretion;
♦	Substitute or close Subaccounts to allocations of premiums or Accumulated Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;
♦	Transfer assets supporting the Contract from one Subaccount to another or from the Variable Account to another Variable Account;
♦	Combine the Variable Account with other variable accounts, and/or create new variable accounts;
♦	Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and
♦	Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.
The Portfolios, which sell their shares to the Subaccounts, also may terminate these arrangements and discontinue offering their shares to the Subaccounts. We will not make any changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes.
Income, gains and losses, whether or not realized, from the assets in each Subaccount are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. The value of the assets in the Variable Account is determined at the end of each Valuation Date.
If investment in the Fund or in any particular Portfolio is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may close or combine any of the current Portfolios. We may close a Portfolio to new investment, but continue to allow current investors to add additional premium payments, or we may combine the Portfolio with another Portfolio. The substituted investment option may have different fees and expenses. We will not make any substitutions without receiving any necessary approval of the SEC and state insurance departments, if applicable. You will

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The Variable Account and the Portfolios
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be notified of any substitutions. This notification will include the name of the Portfolio being modified, the approximate date of the shareholder vote, the date any combination will be completed (if approved and if applicable), the date that the Portfolio will be closed to new investment selections, the date that funds can no longer be applied to the Portfolio and the description of where the current value will move to (if applicable) and where future premium payments (if any) will be applied. Subaccounts may be opened, closed or substituted with regard to any of the following as of any specified date: 1) existing Accumulated Value; 2) future payments; and 3) existing and/or future Owners. The Fund sells its shares to the Subaccounts pursuant to a participation agreement and may terminate the agreement and discontinue offering its shares to the Subaccounts.
In addition, we reserve the right to make other structural and operational changes affecting the Variable Account.
We do not guarantee any money you place in the Subaccounts. The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio and fees and charges under the Contract. You could lose some or all of your money.
Voting Privileges
To the extent required by law, we will vote the Fund’s shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund’s shares in our own right, we may elect to do so.
Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account’s votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

The Contract
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We issue Contracts to applicants who are age 16 or older who become benefit members of Thrivent. We also issue Contracts when the proposed Insured is younger than age 16, but is otherwise eligible for benefit membership. The benefit member is approved by Thrivent and will be named in the Application.
While the Insured is alive, the Owner of the Contract may exercise every right and enjoy every benefit provided in the Contract.
If the Insured and Owner of the Contract is younger than age 16 (juvenile), an adult must apply on behalf of the Insured/Owner in this case and retain control over the Contract. The adult is referred to as the applicant controller in the Contract. The applicant controller exercises certain rights of ownership on behalf of the juvenile. These rights are described in the Contract. The applicant controller may transfer control to another eligible person, but cannot transfer ownership of the Contract.
After the juvenile Insured/Owner attains age 16, control will transfer to the Insured/Owner on the earlier of:
♦	the Contract Anniversary after the Insured’s 21st birthday;
♦	the date on which the applicant controller transfers control to the Insured/Owner by giving us Notice; or
♦	the date of death of the applicant controller.

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The Contract
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If the person who has control of the Contract dies before the juvenile Insured attains age 16, control will be vested in an eligible person according to our bylaws. If we determine that it is best for the Insured, we may transfer control of the Contract to some other eligible person according to our bylaws.
Applying for a Contract
We sell the Contract through financial professionals who also are registered representatives of Thrivent Investment Management Inc. or a Selling Firm. To apply for a Contract please contact your financial professional. You can locate your financial professional by calling (800) 847-4836 or visiting our Web page at thrivent.com.
Purchasing a Contract
In order to purchase a Contract, you must submit a completed Application and an initial premium to us at our Service Center through a financial professional. We will begin processing your request to purchase a Contract when we receive the Application in Good Order.
In general, we may issue Contracts on Insureds up to age 80 to persons who are eligible for membership in Thrivent. The minimum Face Amount will vary depending upon your age. For ages 17 and under, the minimum issue amount is $25,000. For ages 18 to 80, the minimum amount is $100,000. Minimum ages and issue amounts may vary in certain states. We require proof of insurability, which may include a medical examination. We offer people who do not use tobacco products more favorable rates. If increased mortality risks are involved, there may be a higher cost of insurance charged. We reserve the right to change our underwriting requirements.
Replacement of Existing Insurance
It may not be in your best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts to purchase this Contract. You should compare your existing insurance and this Contract carefully. You should replace your existing insurance only when you determine that this Contract is better for you. For example, does this Contract have additional features that meet your insurance needs more completely?
You should consider all of the following before exchanging existing insurance for coverage under this Contract.
♦	You may have to pay a decrease or surrender charge on your existing insurance, and this Contract imposes a new Decrease Charge period. Decrease Charges have an impact on the available Cash Surrender Value.
♦	Value transferred from your existing insurance may be applied to expenses including commissions for this Contract.
♦	You generally pay more for insurance if you purchase new coverage at an older age. In addition, if your health has declined, you may pay more for insurance under a new contract.
♦	A new Contract also has a new two-year contestability period in which an insurance company may dispute a death claim based on a material misstatement in the Application.
You should speak with your financial professional or tax advisor to determine whether the exchange of an existing insurance policy for this Contract will be a tax-free exchange. If you surrender your existing insurance policy for cash and then purchase this Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.
If the premium is coming from the issuer of your existing insurance policy, the issuance of this Contract may be delayed.
Term Conversion
Contract Owners may be eligible for a contractual conversion incentive to convert their Thrivent term insurance contract(s) or rider(s) to permanent coverage.
When Insurance Coverage Takes Effect
At the time an application is accepted, subject to Thrivent’s underwriting rules, an applicant can obtain temporary insurance protection pending issuance of the Contract by submitting payment of a full premium for the premium interval selected. If Thrivent subsequently determines that the proposed insured is not an acceptable risk under Thrivent’s underwriting standards

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The Contract
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or rules, no temporary insurance coverage will have been provided and any premium paid will be refunded without interest.
No insurance will take effect unless and until all of the following conditions are present and satisfied during the lives of all persons to be insured: (a) the Contract has been issued and delivered to you; (b) the first full premium has been paid; and (c) the health of all persons to be insured remains as stated in the Application. We begin to deduct monthly deductions from your Accumulated Value on the Contract Date. However, monthly deductions will be effective as of the Date of Issue if different from the Contract Date.
Free Look Provision
Your Contract provides for an initial Free Look Period. In most states, you, as the Owner, have the right to examine and cancel your Contract within 30 days after you receive it. However, if your Contract is issued in Pennsylvania, and you are replacing an existing Thrivent life insurance contract with this Contract, you will have 45 days to cancel your Contract. To cancel your Contract:
♦	mail or deliver Notice of cancellation to the Service Center, or
♦	return the Contract to the Service Center or to the financial professional through whom you bought it.
Notice given by mail and return of the Contract by mail is effective for this purpose on being postmarked, properly addressed and postage prepaid. Refunds are processed within 3 business days of our receipt of a request for a refund during the Free Look Period.
In most states, the refund will equal the sum of the Accumulated Value, less any debt, on the date the Contract is returned to us plus any Percent of Premium Charge that was charged upon issue and any monthly deduction that was made. This amount may be different than the premium you paid depending upon the investment experience of the Subaccount(s) you selected. If you elect to allocate the premium paid into the Subaccount(s) during the free look period, you do so at your risk. However, if you are age 60 or older and your Contract is issued in California, then unless you direct that the premium be invested in a stock or bond portfolio underlying the Contract during the 30-day period, the amount we refund under the free look provision is the sum of premiums you paid. We may postpone payment of the refund under certain conditions.
Incontestability Provision
We will not contest the validity of your Contract after it has been in force during the Insured’s lifetime for two years from the Date of Issue except for:
1.Any provisions granting benefits in the event of total disability;
2.Fraud in the procurement or reinstatement of a Contract, when permitted by applicable law in the state where the Contract was issued;
3.In the event of reinstatement, the validity of the Contract with regard to statements made in any application for reinstatement for two years from the effective date of that reinstatement;
4.In the event of an increase in Face Amount for which evidence of insurability is required, the validity of that increase with regard to statements made in any application for that increase for two years from the effective date of that increase; and
5.In the event of a change in Risk Class, the validity of that change with regard to statements made in any application for that change for two years from the effective date of that change. Any contest will apply only to the portion of the Risk Amount attributable to the reduction in Cost of Insurance Rates.
Misstatement of Age or Sex Provision
If the insured’s age or sex has been misstated, adjustments will be made using one of the following methods:
1.If misstatement is discovered upon the Insured’s death, the Face Amount will be changed to be the amount that would have been provided by the most recent cost of insurance deduction using the correct age and sex. The Death Proceeds on the date of change will not be less than the Cash Surrender Value prior to the change.

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The Contract
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2.If misstatement is discovered while the Insured is living, the Accumulated Value will be changed to be the amount that would have been provided if the correct age and sex had been used to calculate values beginning on the Date of Issue. However, if this would result in termination of the Contract, the Accumulated Value will not change and the Face Amount will be changed as in (1) above. All future Contract charges will use the correct age and sex.
These methods will be revised as necessary for the Contract to continue to qualify as life insurance under federal tax rules.
Suicide Exclusion Provision
If the Insured dies by suicide within two years after the Date of Issue, the Death Proceeds of this Contract are limited to premiums paid less the sum of: (1) any Debt; and (2) any partial surrenders. If the Insured dies by suicide within two years after the effective date of an increase in Face Amount, the Death Proceeds with respect to the increase are limited to the cost of insurance and monthly unit charges for the increase.
If the Insured dies by suicide within two years after the effective date of reinstatement, the Death Proceeds of this Contract are limited to the premium paid to reinstate, plus any premiums paid after reinstatement, less the sum of:
1.Any Debt; and
2.Any Partial Surrenders made after reinstatement.
If your Contract is issued in North Dakota, the suicide exclusion periods listed above are shortened to one year.
Ownership Rights
The Contract belongs to the Owner named in the Application. While the Insured is living, the Owner may exercise all of the rights and options described in the Contract. The Insured is the Owner unless the Application specifies another person as the Owner, or the Owner is changed after issue. If the Owner is not the Insured and dies before the Insured, ownership of the Contract will pass to the Owner’s estate, unless a successor Owner has been designated. To the extent permitted by law, Contract benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).
The Contract Owner may transfer ownership of the Contract, if the new owner is eligible under our Bylaws, or assign the Contract as collateral by giving Notice. Unless you specify otherwise, transfer of ownership or an assignment will be effective as of the date you sign the Notice or, if the Notice is not dated, on the date the Notice is received at our Service Center.
The Contract Owner may name one or more Beneficiaries to receive Death Proceeds. We restrict who may be named as a Beneficiary under your life insurance Contract. The named Beneficiaries must be eligible under our Bylaws. The Contract Owner will classify each Beneficiary as primary or contingent. Upon the Insured’s death, we will pay the Death Proceeds to the Beneficiaries as follows:
1.Proceeds will be paid to the primary Beneficiaries who are then alive.
2.If no primary Beneficiaries are living, proceeds will be paid to the surviving contingent Beneficiaries.
3.If no Beneficiary survives, proceeds will be paid to the Contract Owner or, if the Insured is the Contract Owner, to the Insured’s estate.
Other designations or successions of Beneficiaries may be arranged with us. Any Beneficiary who dies simultaneously with the Insured or within 15 days after the Insured dies and before Death Proceeds have been paid will be deemed to have died before the Insured.
The Contract Owner may change the Beneficiary by giving Notice while the Insured is living. Notice must be received by the Service Center and approved before it will be effective. The effective date of the change will be the date the Owner signs the Notice or, if the Notice is not dated, the date it is received at our Service Center. We are not liable for any payment made or action taken by us before we receive Notice of any change.

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The Contract
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Modifying the Contract
No representative of Thrivent except the president or the secretary may change any provisions of the Contract.
Termination
Your Contract will terminate if the Contract lapses, the Insured dies, you exercise the right to a full payout under the accelerated death benefit rider, or if you surrender the Contract.
State Variations
Any state variations in the Contract are covered in a special Contract form for use in that state and all material state variations are described in this prospectus. If you would like to review a specimen copy of the Contract and Additional Benefits, contact our Service Center.

Premiums
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Initial Premium
You may allocate your premium to any Subaccount of the Variable Account and/or the Fixed Accounts. If your Application is in Good Order and we approve your Application, we will allocate your initial premium to your selected Subaccounts, DCA Fixed Account and/or Fixed Account as of the Contract Date. See Net Premiums & Premium Allocation. If we determine the Application and corresponding materials are not in Good Order, we will contact you. When we contact you, we will inform you of any information or further materials that we require to issue the Contract. When we make such requests, we will request you to provide us with any such information or materials within a certain period. If we do not receive the necessary information or materials within that period, we will retire your Application and return your premium payment.
We will issue your Contract if you meet all underwriting and other requirements. We issue contracts only with a Date of Issue between the 1st and the 28th of any month. New Contracts that would otherwise receive a Date of Issue of the 29th through the 31st of any month will instead be given a Date of Issue of the 28th day of the month.
The minimum premium required to issue the Contract is equal to the No-Lapse Guarantee premium. See No-Lapse Guarantee.
Flexible Premiums
This Contract is a flexible premium variable adjustable life contract. After a minimum initial premium, premiums may be paid at any time and in any amount, subject to some restrictions. All premium payments must be in U.S. dollars drawn on a U.S. bank. Generally, we do not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks, most third-party checks or other types of payments defined as not acceptable in our standard procedures. There are no scheduled premium due dates. However, we have the ability to assist you by scheduling planned periodic premiums. Planned periodic premiums are premiums you elect to pay on a regular basis. While there are no scheduled premium due dates, you may elect to receive billing statements annually. You may also elect to make pre-authorized automatic premiums using our electronic payment program. In most cases, you may make changes in frequency and payment amounts at any time with adequate notice.
We recommend that you pay at least the No-Lapse Guarantee Premiums to protect your Contract from lapsing. Paying these minimum premium amounts ensures, while the guarantee is active, that your Contract will not lapse in the event the Cash Surrender Value is not sufficient to pay the monthly deductions. See No-Lapse Guarantee. In certain circumstances, a premium payment may cause the Contract to be characterized as a modified endowment contract. See Federal Tax Matters. You should discuss the amount and frequency of your premiums with your financial professional.

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Premiums
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Premium in Default and Grace Period
Unless the No-Lapse Guarantee is in effect, a premium is in default on a Monthly Anniversary if a monthly deduction to be made on that date would result in a Cash Surrender Value less than zero. You will have a grace period of 61 days after the date of default, during which the Contract will remain in force. At least 31 days before the end of the grace period we will notify you and any assignee of the premium required to keep the Contract in force. The amount indicated in the notice will be based on the Valuation Date on which the notice is produced. The amount needed to prevent the Contract from lapsing may increase or decrease daily based on fluctuations in the Subaccounts you selected.
You should discuss the amount with your financial professional. The Contract will continue in force through the grace period.
If the Insured dies during the grace period, the Death Proceeds payable will be reduced by the amount of the monthly deductions due and unpaid and the amount of any outstanding Contract Debt.
If your Contract is issued in Florida and the Issue Age is 64 or greater, this Contract will not terminate until at least 21 days after we mail notification of termination to you and to any secondary addressee that you have designated.
Net Premiums & Premium Allocation
We deduct a Percent of Premium Charge of 5% on each premium. The remainder of the premium is the “Net Premium.” The Percent of Premium Charge may not be deducted in certain situations. Net Premiums are the amounts we direct to the various Subaccounts and/or Fixed Accounts according to your allocation instructions.
We will allocate your Net Premium according to the allocation instructions on your Application or most recent allocation instructions on file. Your allocation must be in whole percentages and total 100%. If the allocation request is not completed, is not in whole percentages, or does not total 100%, then the request will be treated as not in Good Order. We will process the allocation request when it is in Good Order. You may change your allocation percentages for future payments at any time by giving us Notice.
If we receive your premium before the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern Time, the time we determine the value of the Accumulation Units) on a Valuation Date, allocation occurs at the end of the day in which we receive your payment. If we receive your premium on a non-Valuation Date or after the NYSE closes, the allocation occurs as of the end of the next Valuation Date.
Premium Billing
We will send premium billings based on the amount and interval of premium payments that you requested at the time of Application. Upon our approval, the Contract Owner may change the amount, the interval or the method of billing.
Electronic Payment Program
Our electronic payment program allows you to make premium payments (or loan repayments) to your Contract on a regularly scheduled basis by having money automatically withdrawn from your checking or savings account, or other applicable payment source, rather than being billed. Under this plan, we draw from your account on the date you select and we will allocate premiums to the Subaccount(s) or Fixed Account according to your instructions. However, if the purchase date you have chosen falls on a weekend (or holiday) in any given month, we will treat your order as being received by us on the next Valuation Date. To set up the electronic payment program you may complete the applicable section on the Application or, after the time of Application, by giving us Notice.
Limits
Prior to Attained Age 100 (and at any age in New York issued Contracts) we will not accept:
1.Any premiums when the Death Benefit is based on the Table of Death Benefit Factors; or
2.The portion of any premium that would cause the Death Benefit to be based on the Table of Death Benefit Factors.
If you select the GPT for the Contract, then additional premium limits will apply. In the event of a reduction in the Face Amount, or other changes to the Contract which cause the premiums paid or the Accumulated

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Premiums
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Value to exceed the applicable limit described in the Code regarding the definition of life insurance, we will refund any excess premiums and earnings thereon (and other Accumulated Value) as necessary to comply with the limit described in the Code, and in limited circumstances we may increase the Death Benefit. See Federal Tax Matters.
At Attained Age 100 and later (except on New York issued Contracts), we reserve the right to not accept premiums as described above.
In addition to excluding life insurance Death Benefits from the Beneficiary’s gross income, the Internal Revenue Code also defers taxation on the income portion of the Accumulated Value, prior to receipt by the Contract Owner. To qualify for this treatment, federal tax law may limit the premiums you may pay and requires that the Accumulated Value be limited to a certain percentage of the Death Benefit. We will return the portion of any premium payment that causes the limit on premiums to be exceeded, unless the premium is required to keep the Contract in force.
IRS rules govern the tax treatment of life insurance contracts.  We have the right to limit or refund a premium payment or make distributions from the Contract as necessary to continue to qualify the Contract as life insurance under federal tax law or to avoid the classification of your Contract as a “modified endowment contract” (MEC). If mandated under applicable law, we may be required to reject a premium payment.
Your Contract could be classified as a MEC if premiums paid exceed certain dollar thresholds or if certain transactions are processed.   Except as described below, we will apply only the portion of the premium payment(s) (including electronic payments) that will not cause the Contract to become a MEC and will return the balance to the premium payer without applying it to the Contract. The portion of the payment that is applied to the Contract will be credited as of the Valuation Date the payment was determined to be in Good Order. Additionally, except as described below, a request for any transaction (such as a reduction in Face Amount) that would immediately cause the Contract to become a MEC will be deemed not in Good Order.  We will notify you if a requested transaction would immediately cause your Contract to become a MEC and will not process that transaction unless and until we have received your instruction to proceed and allow MEC status.
The following exceptions apply to this process:
1.When your Contract is initially issued, we will either accept or reject the full premium payment.  We will accept a full premium payment that results in MEC status only if we have received acknowledgement of MEC status signed by you on forms acceptable to us.  Otherwise, if allocation of the full premium payment would result in MEC status, we will consider the Application to be not in Good Order and will not issue the Contract and will not allocate any portion of the premium until the Application is in Good Order.
2.If your Contract is not on an electronic payment program, and if the start of the next MEC Contract Year is within 14 calendar days of the date the premium is received, and allocating all or a portion of the payment on the first day of the next MEC Contract Year will not cause the Contract to become a MEC, then:
a.upon receipt we will allocate, as described above, only the portion of the premium payment that will not cause the Contract to become a MEC; and
b.we will wait to allocate the balance of the payment that can be applied without causing your Contract to become a MEC on the first day of the next MEC Contract Year or if the first day of the next MEC Contract Year is not a Valuation Date, then the payment will be allocated as of the next following Valuation Date; and
c.we will return to the premium payer, without allocating it to the Contract, any remaining balance that, as of the first day of the next MEC Contract Year, still would have caused the Contract to become a MEC; and
d. no interest will be paid to you or the premium payer from the date of receipt of the premium payment to the date it is either allocated to your Contract or returned to you.

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Premiums
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3.You may also provide instructions directing us to allocate any specific premium payment and/or process any specific transaction even if MEC status will result.  Those instructions must indicate that you consent to your Contract being treated as a MEC. You should consult with your tax advisor before doing so. Those instructions must be received with the applicable premium payment or transaction request that will result in MEC status.  We do not allow advance elections for future premium payments or future transactions that may result in MEC status on your Contract.
For more information on MECs, see Federal Tax Matters.

No-Lapse Guarantee
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The No-Lapse Guarantee ensures, while the guarantee is active, that your coverage will continue even if the Cash Surrender Value is insufficient to pay the current monthly deductions. If timely payment of minimum premium amounts (the No-Lapse Guarantee Premium) is received and the monthly deduction to be made exceeds the Accumulated Value less any Debt, a deduction equal to that amount will be made, if that amount is greater than zero. If it is not greater than zero, no deduction will be made and instead the balance of the monthly deduction will be postponed until the next day on which the amount of the Accumulated Value less any Debt exceeds the amount of the postponed monthly deduction. At that time the postponed amount will be deducted from the Accumulated Value. If the No-Lapse Guarantee becomes inactive or terminates while any amount of postponed monthly deductions remains outstanding, premium will be in default. The premium required to keep this Contract in force will include the outstanding amount of postponed monthly deductions.
The No-Lapse Guarantee Premium is the minimum monthly premium required to keep your No-Lapse Guarantee in effect. Your particular No-Lapse Guarantee Premium and the termination date of the guarantee are shown on the schedule page of your Contract. The No-Lapse Guarantee Premium is calculated specifically for each Contract on the Date of Issue. The No-Lapse Guarantee will vary by Issue Age, sex, Face Amount, Additional Benefits, Death Benefit Option, and risk class (which may include ratings).
The No-Lapse Guarantee is automatically available to you when you purchase the Contract. The duration of the No-Lapse Guarantee varies by issue age:
♦	Issue Ages 0-60: 20 years
♦	Issue Ages 61-75:10 years
♦	Issue Ages 76-80: 5 years
Each month, we will determine if the No-Lapse Guarantee remains in effect. The No-Lapse Guarantee will remain in effect if the cumulative amount of premiums paid and credited less any partial surrenders and Debt is greater than or equal to the sum of No-Lapse Guarantee Premiums for the guarantee since the Date of Issue. If the Contract includes a disability waiver of monthly deduction benefit, the sum will not include the No Lapse Guarantee Premium for any Monthly Anniversary on which we waive or credit the Monthly Deduction under that rider.
If this requirement is not met, and the No-Lapse Guarantee has not terminated, the No-Lapse Guarantee will become inactive. Within 30 days after the date on which the No-Lapse Guarantee becomes inactive, we will notify you and any assignee of the amount required to reactivate the guarantee. The notification will specify a period of time during which you may pay the amount required to reactivate the guarantee. That period will end no less than 61 days after the date on which the guarantee became inactive. While the Contract is in force, an inactive No-Lapse Guarantee can be reactivated by paying premiums sufficient to meet the requirements for that guarantee.
If there is a change in your Face Amount, Death Benefit Option, risk class, or Additional Benefits, we will correspondingly change the No-Lapse Guarantee Premium. Any new No-Lapse Guarantee Premium applies from the effective date of the change.

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No-Lapse Guarantee
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If the No-Lapse Guarantee is inactive or terminates, the Cash Surrender Value may not be sufficient to keep the Contract in force unless additional premium is paid.
Please note that the No-Lapse Guarantee will terminate automatically on the No-Lapse Guarantee Termination Date shown on the schedule page of your Contract.
After termination, the insurance coverage provided by the Contract will remain in force as long as your Cash Surrender Value is large enough to pay monthly deductions. See Contract Lapse and Reinstatement.

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Contract Values
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Accumulated Value
On the Contract Date, the Accumulated Value is the first Net Premium less any monthly deductions. After the Contract Date, Accumulated Value is equal to the sum of the accumulated values in the Contract’s Subaccounts, DCA Fixed Account, Fixed Account and Loan Account and may change daily.
The Accumulated Value of your Contract, at any one time, is determined by: multiplying the total number of Accumulation Units for each Subaccount by its appropriate current Accumulation Unit Value; adding together the resulting values of each Subaccount; and adding any accumulated value in the Fixed Account, DCA Fixed Account and the Loan Account.
While Debt is not deducted from Accumulated Value, Debt does reduce the amount you would receive upon surrender of your Contract and the amount available to pay charges. Debt does not share in the investment performance of the Subaccounts and accrues interest charges which may result in less Accumulated Value in your Contract than if the amounts were allocated to the Fixed Accounts.
Over the life of your Contract, many factors determine its Accumulated Value. They include:
♦	premiums paid;
♦	the investment experience of the Subaccounts;
♦	interest credited to the Fixed Account, DCA Fixed Account and Loan Account;
♦	loans taken and Debt repayments;
♦	interest charged for any loans taken;
♦	partial surrenders taken; and
♦	charges and deductions taken.
Because a Contract’s Accumulated Value is based on the variables listed above, it cannot be predetermined. Accumulated Value in the Subaccounts will largely be determined by market conditions and investment experience of the underlying Portfolios. The Owner will bear all such risk.
Amounts held in the Fixed Accounts are invested with our General Account assets. Interest will be credited on amounts allocated to the Fixed Accounts. Interest is compounded daily and the effective annual interest rate will never be less than 2.0%.
Fixed Account
The Fixed Account accumulated value reflects Net Premiums allocated to the Fixed Account, transfers of Accumulated Value to or from the Subaccounts and/or Loan Account, interest credited, partial surrenders, and any deductions. Each day the accumulated value in the Fixed Account will change based upon these factors. Review your Contract for further detail.
DCA Fixed Account
The DCA Fixed Account accumulated value reflects the Net Premium directed to fund the account to establish the Dollar Cost Averaging program, transfers of accumulated value to the Subaccounts and/or Loan Account, interest credited, partial surrenders, and any deductions. The periodic transfers reduce the account monthly for 12 months. If the DCA Fixed Account election is cancelled before the end of the 12-month period, we transfer any remaining value to the Money Market Subaccount unless you request that it be transferred to a different Subaccount.
Loan Account
You establish the Loan Account when you take out a loan. The amount used to secure the loan is transferred to the Loan Account. The Loan Account is affected by repayments, additional loans and interest credited to and charged against it. Each day the accumulated value in the Loan Account will change based on these factors.
Variable Account
Number of Accumulation Units
The number of Accumulation Units in any Subaccount may increase or decrease at the end of each Valuation Period. This fluctuation depends on the transactions that occur in the Subaccount during the Valuation Period. When transactions occur, the actual dollar amounts of the transactions are converted to Accumulation Units. The number of Accumulation Units is determined by dividing the dollar amount of

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Contract Values
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the transaction by the Accumulation Unit Value of the Subaccount at the end of the Valuation Period during which the transaction occurs.
The number of Accumulation Units in a Subaccount increases when the following transactions occur during the Valuation Period:
♦	Net Premiums are allocated to the Subaccount; or
♦	Accumulated Value is transferred to the Subaccount from another Subaccount or from the Fixed Accounts; or
♦	Debt is repaid.
The number of Accumulation Units in a Subaccount decreases when the following transactions occur during the Valuation Period:
♦	Accumulated value is transferred from the Subaccount to another Subaccount or to the Fixed Account, including loan transfers;
♦	surrenders, partial surrenders and Decrease Charges are taken from the Subaccount;
♦	monthly deductions or transfer charges are taken from the Subaccount; or
♦	Contract loans or accrued interest on loans are transferred from the Subaccount to the Loan Account.
Accumulation Unit Value
For each Subaccount, the initial Accumulation Unit Value was set when the Subaccount was established. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.
The Accumulation Unit Value for a Subaccount for any Valuation Period is equal to:
♦	the net asset value of the corresponding Portfolio at the end of the Valuation Period;
♦	plus the amount of any dividend, capital gain or other distribution made by the Portfolio if the “ex-dividend” date occurs during the Valuation Period;
♦	plus or minus any cumulative credit or charge for taxes reserved which we determine has resulted from the operation of the Portfolio;
♦	divided by the total number of Accumulation Units held in the Subaccount at the end of the Valuation Period before any of the transactions, referred to in the Number of Accumulation Units subsection, have occurred.
Cash Surrender Value
The Cash Surrender Value is the total amount you will receive upon surrender of the Contract. It is equal to the Accumulated Value less any Decrease Charges and any outstanding Debt and any unpaid monthly deductions. The Cash Surrender Value changes daily, reflecting, among other things, increases and decreases in the value of the Portfolios in which the assets of the Subaccounts are invested and interest credited in the Fixed Accounts and Loan Account, and any interest charged against the Loan Account. It is possible for the Cash Surrender Value of your Contract to decline to zero because of unfavorable investment performance or outstanding Debt or insufficient premium payments.
You will be advised as to the number of Accumulation Units which are credited to the Contract, the current Accumulation Unit Values, Subaccount accumulated value, Fixed Account accumulated value, DCA Fixed Account accumulated value and Loan Account accumulated value, the total Accumulated Value and the Cash Surrender Value at least annually.

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Partial Surrenders and Surrenders
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You may surrender your Contract and receive your Cash Surrender Value or make a partial surrender by giving us Notice at our Service Center. The surrender or partial surrender will not be processed until we receive your request in Good Order. You may obtain information as to a surrender or partial surrender by contacting your financial professional or calling our Service Center at (800) 847-4836. We do not accept telephone requests for surrenders.
Verification of Identity
We require a Medallion Signature Guarantee for any surrender, partial surrender or loan disbursement in an amount of $500,000 or more. Certain requests of less than $500,000 require either a Medallion Signature Guarantee, a notarized signature, or an attestation of your signature by a Thrivent financial professional. These authentication procedures are designed to protect against fraud. Such an authentication procedure may be required for a:
♦	Request to receive funds with a value of $100,000 or more;
♦	Request to receive funds if there has been a change of address for the Contract Owner within the preceding 15 days; and
♦	Certain other transactions as determined by us.
A Medallion Signature Guarantee is a stamp provided by a financial institution that guarantees your signature. You sign the Thrivent approved form and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, brokerage firm, credit union, or a savings bank participating in the Medallion Signature Guarantee Program. We may waive the Medallion Signature Guarantee in limited circumstances. A Notary Public is an individual who is authorized to authenticate signatures and can be found in law firms or many of the same places that an individual who provides Medallion Signature Guarantees can be found. Attestation by a financial professional requires the verification and witness of your signature by a Thrivent financial professional. You should consider the tax implications of a surrender or loan before you make a request. See Federal Tax Matters.
Complete information pertaining to your individual situation is available through our Service Center at (800) 847-4836.
Partial Surrenders
Partial surrenders offer you a way to access your Accumulated Value. You may withdraw part of your Cash Surrender Value upon giving Notice. Partial surrenders are implemented by either the redemption of Accumulation Units or reduction in the Fixed Accounts’ balance. The partial surrender will be taken from the Subaccounts and Fixed Accounts according to the ratio that the Contract’s accumulated value in the Subaccount or Fixed Accounts bears to the total Accumulated Value less any accumulated value in the Loan Account at the time of the partial surrender. With our approval, you may choose other allocations of a partial surrender.
A partial surrender may have tax consequences. It is important to note that if the Face Amount is decreased (including as a result of partial surrender), there is a possibility that the Contract might be classified as a modified endowment contract. See Federal Tax Matters.
Each partial surrender must be at least $200. You may not make a partial surrender if the remaining Cash Surrender Value would be less than $300. A partial surrender charge of $25 will apply to each partial surrender in excess of one in a Contract Year. This charge does not apply to partial surrenders made on or after the Insured’s Attained Age 121. An amount withdrawn may not be repaid. A partial surrender may have tax consequences. See Federal Tax Matters.
For a Contract with Option 1 (Level Death Benefit Option):
A partial surrender will reduce your Accumulated Value, Face Amount, Death Benefit and the amount of premiums considered to meet the No-Lapse Guarantee Premium requirements. If the Death Benefit is equal to the Face Amount at the time of the partial surrender, then the Face Amount will be decreased by the surrender amount that we pay to you and by any taxes that we withhold. If the Death Benefit on the effective date of the partial surrender is based on the Table of Death Benefit Factors (the Death Benefit is greater than

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Partial Surrenders and Surrenders
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the Face Amount), then the Face Amount will be decreased only if, on that day, the surrender amount that we pay to you, plus any taxes that we withhold, exceeds the Death Benefit minus the Face Amount. In that case, the Face Amount will be decreased by i) the surrender amount that we pay to you plus any taxes that we withhold; less ii) the Death Benefit less the Face Amount prior to the surrender. A Decrease Charge applies to any partial surrender that causes us to decrease the Face Amount in the first 10 Contract Years or 10 years after an increase in Face Amount. See the detailed Decrease Charge explanation in the Charges and Deductions section.
The Face Amount remaining in effect after a partial surrender may not be less than the minimum Face Amount as defined on issue in the schedule pages of your Contract. We will not grant any request for a partial surrender that would reduce the Face Amount below this amount. A partial surrender may have tax consequences. See Federal Tax Matters.
For a Contract with Option 2 (Variable Death Benefit Option):
A partial surrender will reduce the Accumulated Value, Death Benefit and the amount of premiums paid. Since the premiums paid are reduced, partial surrenders also affect the amount of premiums considered paid to meet the No-Lapse Guarantee Premium requirement. A partial surrender will not reduce the Face Amount. A partial surrender may have tax consequences. See Federal Tax Matters.
Full Surrender
You may surrender this Contract by sending Notice to our Service Center while the Insured is living. If you surrender your Contract, you will receive the Cash Surrender Value. The surrender will be effective on the day we receive Notice. Insurance coverage ceases on the effective date of the surrender. Alternatively, at any time while the Insured is living (and before Attained Age 121) you may surrender this Contract and apply the Cash Surrender Value as a single premium to purchase paid-up life insurance on the Insured.
A full surrender of your Contract may have tax consequences. See Federal Tax Matters.
If your Contract is issued in New York, you may exchange this Contract for any fixed benefit permanent life insurance on the life of the Insured that we offer at the time of exchange and no evidence of insurability will be required. This exchange right is subject to all the conditions specified in your New York Contract form and this Contract must be exchanged:
1. Within 18 months after the Date of Issue; or
2. Within 60 days after the later of the effective date of a material change of investment policy of the Variable Account and the date you receive notification of such change.
A full surrender of your Contract may have tax consequences. See Federal Tax Matters.
Postponement of Payments
We typically process any surrender, partial surrender, Death Benefit, loan, transfer or settlement option within 7 days after receipt of all applicable written and telephone requests and/or proof of death of the Insured. We may postpone payment of any amount due from the Variable Account for a surrender, partial surrender, transfer, loan or on the death of the Insured whenever:
♦	the New York Stock Exchange is closed or trading is otherwise restricted;
♦	the SEC has determined that an emergency exists; or
♦	the SEC requires that trading be restricted.
Except when used to pay premiums due on contracts with us, we also may postpone any transfer from the Fixed Accounts or payment of any portion of the amount payable upon surrender, partial surrender or loan from the Fixed Accounts for not more than six months from the day we receive Notice and, if required, your Contract.
If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to a Contract Owner’s account, and thereby refuse to pay any request for transfers, partial surrenders, surrenders or Death Benefits. Once restricted, money is held in that account until instructions are received from the appropriate authority.

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Transfers
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While the Insured is alive and the Contract is in force, you may transfer the Accumulated Value among the Subaccounts and Fixed Account by submitting a proper Notice to our Service Center.
You may make twelve transfers per Contract Year without charge. There will be a charge of up to $25 for each transfer in excess of twelve excluding any automatic transfers from the DCA Fixed Account or the Money Market Subaccount. We consider all amounts transferred in the same Valuation Period to be one transfer for purposes of this charge. It is not dependent upon the number of originating or destination Subaccounts.
Only one transfer may be made from the Fixed Account in each Contract Year which, if made, counts toward the twelve allowable transfers. If the accumulated value in the Fixed Account immediately before the transfer is at least $2,000, the amount transferred may not exceed 25% of the accumulated value in the Fixed Account. Otherwise, the amount transferred may not exceed $500.
Any transfer among the Subaccounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit Values. Calculations are made as of the end of the Valuation Period during which a proper transfer request is received. The minimum amount that may be transferred from a Subaccount or the Fixed Account is $50 or the entire Accumulated Value in that Subaccount or Fixed Account, if less.
Frequent Trading Policies
Because short-term or frequent transfers, purchases and redemptions of Contract value among Subaccounts pose risks to Contract Owners, we place limits on frequent trading practices. Such risks include potentially impaired investment performance due to disruption of portfolio management strategies, increased transactions costs, and dilution of fund shares (and, therefore, unit values) thereby negatively impacting the performance of the corresponding Subaccount.
We have policies and procedures to discourage frequent transfers of value among Subaccounts. We use reasonable efforts to apply the policies and procedures uniformly. Several different tactics are used to detect and prevent excessive trading within the Subaccounts.
As described in this section, we impose a fee if the transfers made within a given time period exceed a maximum contractual number.
We also use a combination of monitoring Contract Owner activity and further restricting certain Contract Owner transfers based on a history of frequent transfers among subaccounts. When monitoring Contract Owner activity, we may consider several factors to evaluate transfer activity including, but not limited to, the amount and frequency of transfers, the amount of time between transfers and trading patterns. In making this evaluation, we may consider trading in multiple contracts under common ownership or control.
Exceptions may apply to Dollar Cost Averaging, automatic investment plans, or non-abusive re-balancing. We reserve the right, in our sole discretion, to identify other trading practices as abusive.
If we determine that you are engaging in excessive trading activity, we will request that you cease such activity immediately. If we determine that you are continuing to engage in excessive trading, we will restrict your Contract so that you can make transfers on only one business day each calendar month and any such transfers must be separated by at least 20 calendar days. We reserve the right to reject or restrict any transfer request, without notice for any reason.
In addition, the underlying funds may have adopted restrictions designed to discourage frequent trading practices, and we reserve the right to enforce these policies and procedures.
Although we seek to deter and prevent frequent trading practices, there are no guarantees that all activity can be detected or prevented. Contract Owners engaging in such trading practices use an evolving variety of strategies to avoid detection and it may not be possible for operational and technological systems to reasonably

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Transfers
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identify all frequent trading activity. Contract Owners still may be subject to their harmful effects if Thrivent is unable to detect and deter abusive trading practices.
Dollar Cost Averaging
Your Contract provides for two different Dollar Cost Averaging programs that allow you to have automatic periodic transfers made to one or more Subaccounts. Dollar Cost Averaging is generally suitable if you are making a substantial deposit to your Contract and desire to control the risk of investing at the top of a market cycle. Either Dollar Cost Averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar Cost Averaging does not guarantee that your Contract’s Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals.
Neither Dollar Cost Averaging program allows you to make automatic transfers to the Fixed Account and you cannot participate in both Dollar Cost Averaging programs at the same time. You may participate in a Dollar Cost Averaging program by giving Notice. The Dollar Cost Averaging programs you may participate in are described below.
Dollar Cost Averaging from the DCA Fixed Account
You may dedicate a premium of at least $1,000 to be allocated to a one-year allocation in the DCA Fixed Account for automatic monthly transfers to one or more Subaccounts. The amount allocated to the DCA Fixed Account will be credited with an interest rate that will be determined when the payment is allocated to the DCA Fixed Account and will be guaranteed for the duration of the one-year period.
One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts when we allocate your initial premium, and subsequent transfers will be made on the same date each month for the next 11 months. If that date falls on a date at the end of the month like the 29th, 30th, or the 31st and the subsequent month does not have a comparable date, we will process the transfer on the first business day of the next month. If the date falls on a weekend, the transfer will be processed on the following business day. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Money Market Subaccount unless you request that it be transferred to a different Subaccount.
Dollar Cost Averaging from the Money Market Account
You may establish a Dollar Cost Averaging program to make periodic transfers of at least $50 from the Money Market Subaccount to one or more other Subaccounts. Transfers will be made automatically on the date you select (except the 29th, 30th, or 31st of a month). Transfers will continue until the entire amount in the Thrivent Money Market Subaccount has been depleted or until we receive Notice from you to discontinue the program, whichever is sooner. If the amount remaining in the Thrivent Money Market Subaccount drops below the amount you established to be transferred, the entire remaining balance will be transferred on the next transfer date and the Money Market Dollar Cost Averaging program will be discontinued. If the program is discontinued and you want systematic transfers to resume from the Money Market Subaccount, you must provide us Notice and assure adequate funding in the Money Market Subaccount.
Automatic Asset Rebalancing Program
As the value of your Subaccounts changes, the distribution of Accumulated Value among those Subaccounts also changes. The Automatic Asset Rebalancing program transfers your Contract’s value among the variable investment options (this excludes the Fixed Accounts). You may elect to automatically rebalance your Accumulated Value in the Subaccounts periodically under the Automatic Asset Rebalancing program according to the percentage allocation you determine at the time of setting up this program.

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Transfers
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Automatic Asset Rebalancing may be set up annually or semi-annually to begin on the date you select (except the 29th, 30th or 31st). Before you begin the program, you should determine your investment goals and risk tolerance. Use of this program will not ensure any gain nor protect against any loss in overall Accumulated Value.
You can elect to participate in the program at the time of Application or at a later time. To elect to participate in the program after Application, we must receive Notice at our Service Center from you. This request will override any previous allocations you may have selected. Rebalancing continues until you stop or change it. You can change your allocations at any time by giving us Notice. You can also stop or suspend the program by providing Notice to our Service Center. If you make additional premium payments or transfers into a Subaccount that was not previously included in the asset rebalancing program, those amounts will not be subject to rebalancing unless you revise your asset rebalancing program. Periodic rebalancing takes into account increases and decreases in accumulated values in each Subaccount. Any transfers resulting from rebalancing will not incur a transfer charge.
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Telephone and Online Transactions
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You may perform certain transactions online or over the telephone if we receive proper authorization from you.
We have adopted reasonable security procedures to ensure the authenticity of instructions, including requiring identifying information, recording telephone conversations and providing written confirmations of transactions. Nevertheless, we honor instructions from any person who provides the correct identifying information. Be aware that there is a risk of possible loss to the Owner if an unauthorized person uses this service in the Owner’s name. Thrivent disclaims any liability for losses resulting from such transactions by reason of their not having been properly authorized. However, if Thrivent does not take reasonable steps to help ensure that such authorizations are valid, Thrivent may be liable for such losses.
Certain circumstances may prevent you from conducting transactions including but not limited to the event of a disaster, equipment malfunction, or overload of telephone system circuits. Should circumstances prevent you from conducting a telephone or online transaction, we recommend you provide us with written Notice. If, due to malfunction or other circumstances, the request is incomplete or not fully comprehensible, we will not process the transaction.
We reserve the right to suspend or limit telephone and online transactions.
Owners can complete certain transactions online at thrivent.com or complete telephone transactions by contacting the Service Center at (800) 847-4836.
Timely Processing
We will process all requests in a timely fashion. Requests received prior to 4:00 p.m. Eastern Time (or sooner if the NYSE closes prior to 4:00 p.m. Eastern Time) on a Valuation Date will use the Accumulation Unit Value as of the close of regular trading on the NYSE on that Valuation Date. We will process requests received after that time using the Accumulation Unit Value as of the close of regular trading on the NYSE of the following Valuation Date. An online transaction payment will be applied on the effective date you select. This date can be the same day you perform the transaction as long as the request is received prior to 4:00 p.m. Eastern Time. The effective date cannot be a date prior to the date of the online transaction.
Once we issue your Contract, we will process payment of any amount due from any Subaccount within seven calendar days after we receive Notice. Payment may be postponed if the NYSE is closed. Postponement may also result for such other periods as the SEC may permit. Payment from the Fixed Accounts may be deferred up to six months.

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Loans
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While the Insured is living, you may, by giving Notice, use your Contract as security for a loan. The available loan amount is an amount such that the total Debt will not exceed 100% of Accumulated Value less Decrease Charges on the date of the loan. For Contract loans, interest will accrue on a daily basis at an effective annual rate of 6.0% on the Debt.
When a loan is made, Accumulated Value will be transferred to the Loan Account to secure the Debt. Accumulated Value will be transferred from the Subaccounts and Fixed Accounts according to the Account Ratios on the date of the loan; or according to any other administrative option you select and available at the time of the loan. The amount transferred to the Loan Account will continue to be treated as part of the Contract’s Accumulated Value. A minimum effective interest rate of 2% annually will be credited to the Loan Account. We may credit a higher interest rate in our sole discretion. The rate credited may be different from the interest rate credited on amounts in the Fixed Accounts.
While your Contract is in force and the Insured is living, you may repay, at any time, all or part of your Debt. All loan repayments must be in U.S. dollars drawn on a U.S. bank. Generally, we do not accept cash, starter checks (checks without pre-printed registration), traveler’s checks, credit card courtesy checks, or third-party checks.
Upon your request, we will set up Debt repayment schedule for you. When you repay all or part of Debt, we credit your Loan Account then transfer the repayment from the Loan Account to the Subaccounts and to the Fixed Accounts according to the premium allocation percentages in effect at the time of repayment. Total Accumulated Value does not increase as a result of Debt repayment. The longer the loan is outstanding, the greater the negative impact it may have on Accumulated Value growth.
Debt reduces your Cash Surrender Value, your Death Proceeds and the amount of premiums considered to meet the No-Lapse Guarantee Premium requirement. If the Cash Surrender Value on a Monthly Anniversary is insufficient to make the Monthly Deduction on that day, you will have a grace period of 61 days from that date during which the Contract will remain in force. At least 31 days before the end of the grace period we will notify you and any assignee of the required amount to avoid lapse. Depending upon investment performance of the Subaccounts and the amounts borrowed, Debt may cause your Contract to lapse. If your Contract lapses with outstanding Debt, adverse tax consequences may result. You should carefully consider the impact on your Contract’s Death Proceeds, before exercising these privileges.
A loan may have tax consequences. See Federal Tax Matters.

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Contract Lapse and Reinstatement
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Lapse
Your Contract will lapse (that is, terminate without value) if:
♦	your monthly deductions are greater than your Cash Surrender Value;
♦	there is not an active No-Lapse Guarantee; and
♦	payment of the premium to keep the Contract in force is not paid within the grace period.
If the Contract lapses, a tax may result.
If the Contract lapses, you have the right to reinstate your Contract within certain limitations. The requirements for reinstatement and associated limitations are described below and in more detail in your Contract. Reinstatement within 90 days of lapse and within the same calendar year as the lapse is most beneficial for minimizing any related taxes.
Reinstatement
You may reinstate the Contract any time within three years after it has lapsed unless it was surrendered (some states may allow a longer period to be able to reinstate your Contract). To reinstate your Contract we require:
1.An application for reinstatement submitted to us at our Service Center;
2.Evidence of insurability that meets our standards;
3.Payment of one of the following amounts:
a.A premium sufficient to cover:
i.Any monthly deductions that were not made before the grace period because they were postponed under the No-Lapse Guarantee; and
ii.The monthly deductions that were not made during the grace period; or
b.If the effective date of reinstatement is before the termination date of the No-Lapse Guarantee and a premium sufficient to reactive the No-Lapse Guarantee.
4.Payment of a premium sufficient to keep this Contract in force for at least three months, based on unit values on the date of reinstatement; and
5.Repayment of all Debt existing at the end of the grace period.
The effective date of a reinstatement will be the date the application for reinstatement is approved by us. The Accumulated Value on that date will be equal to:
♦	The Accumulated Value at the end of the grace period; plus
♦	The Net Premium received to reinstate the Contract; less
♦	Any postponed or unpaid monthly deductions made on that date.
Any Decrease Charge on or after reinstatement will be the same as if the Contract had always been in force since the Date of Issue.
You may reinstate any Additional Benefits that were in effect prior to lapse that would not have otherwise terminated pursuant to provisions of the Additional Benefit rider before the effective date of reinstatement.
The No-Lapse Guarantee will be included on a reinstated Contract only if that guarantee did not terminate before the effective date of reinstatement and you pay an amount sufficient to reactivate a No-Lapse Guarantee. Any No-Lapse Guarantee that could have been reactivated by paying a sufficient premium will be included on the reinstated contract in inactive status.

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Charges and Deductions
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Charges are necessary to pay Death Benefits and to cover the expenses generated by issuing, distributing and administering the Contract. We expect to profit from one or more of the charges under the Contract. We can use these profits from any of these charges for any corporate purpose including our fraternal activities.
Transaction Fees
Percent of Premium Charge
We charge a Percent of Premium Charge of 5% on each premium. The resulting amount available after the charge is the Net Premium. We use this Percent of Premium Charge in part to cover distribution costs. We credit the Net Premium to the Subaccounts and Fixed Accounts according to your allocation instructions. The Percent of Premium Charge may be waived in certain situations.
Decrease Charge
If you elect to surrender your Contract, reduce the Face Amount, or if the Face Amount is decreased as a result of a partial surrender or Death Benefit Option change, we will reduce your Accumulated Value by the applicable Decrease Charge. Decrease Charges in part compensate us for expenses associated with underwriting, issuing and distributing the Contract. For decreases in the Face Amount or partial surrenders or Death Benefit Option changes that result in a decrease in Face Amount during the first 10 Contract Years (or first 10 years following an increase in Face Amount), we deduct the amount of the Decrease Charge at the time of the reduction in Face Amount.
Decrease Charges will be deducted from the subaccounts of the Variable Account and from the Fixed Accounts according to their Account Ratios on the effective date of the decrease or surrender. New Decrease Charges apply to each Face Amount increase.
The Decrease Charge is assessed on a per thousand basis. The amount per thousand of Face Amount varies by sex (in most states), Face Amount, risk class and Issue Age. For the first five Contract Years, the Decrease Charge remains level then grades to zero after the 10th Contract Year. Beginning in the 11th year after the Date of Issue
(assuming no increases in Face Amount), the Decrease Charge will be zero. We list your Decrease Charges in your Contract.
If you increase your Contract’s Face Amount, a new Decrease Charge is applicable to the increase, in addition to any existing Decrease Charge. We list your actual Decrease Charges for the increased Face Amount separately on a supplementary Contract schedule. We mail the supplementary Contract schedule to you after we process the request for increase in Face Amount.
The following is an example of Decrease Charges for a 40-year-old male in the standard non-tobacco risk class, $350,000 Face Amount:
Contract Year	Decrease Charge per Thousand Dollars
1-5	$17.92
6	14.93
7	11.95
8	8.96
9	5.97
10	2.99
11+	0.00
If you decrease the Face Amount while the Decrease Charge applies, we assess a Decrease Charge on a per $1,000 basis. We subtract the amount of decrease first from any previous increases in the Face Amount, starting with the most recent and then as needed from the original Face Amount.
Partial Surrender Charge
We charge up to $25 for each partial surrender after the first partial surrender each Contract Year. This charge is in addition to the amount withdrawn. This charge does not apply to surrenders after Insured’s age 121. See Partial Surrenders and Surrenders.
Transfer Charge
You may make up to twelve transfers per Contract Year from the Subaccounts and Fixed Account, only one of which may be from the Fixed Account, without charge. We charge up to $25 for each transfer in excess of twelve per Contract Year. This charge is deducted from

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Charges and Deductions
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the Subaccounts and the Fixed Account in proportion to the amount transferred from each. Transfers resulting from Dollar Cost Averaging, asset rebalancing and loans do not count as transfers for the purpose of assessing this charge.
Monthly Deductions from Accumulated Value
We deduct certain charges from Accumulated Value on a monthly basis. We refer to these charges as monthly deductions. Monthly deductions are deducted from each Subaccount or Fixed Account on a basis proportional to the Accumulated Value less accumulated value in the Loan Account. With our approval, you may choose other allocations of the monthly deductions. We deduct charges each month, beginning with the Contract Date (effective retroactive to the Date of Issue, if different) then monthly thereafter on each Monthly Anniversary, provided that day of the month is a Valuation Date. If that day of the month does not fall on a Valuation Date, we use the next Valuation Date. Because portions of the deductions (e.g., the cost of insurance) can vary from month to month, the aggregate monthly deductions also will vary.
The monthly deductions consist of:
♦	the basic monthly charge;
♦	any monthly unit charges in effect on the Monthly Anniversary;
♦	the monthly mortality and expense risk charge;
♦	charges for Additional Benefits, if any; and
♦	the monthly cost of insurance charge.
Basic Monthly Charge
We deduct a monthly charge of $9.00 to cover the administration of an adult Contract. We deduct a monthly charge of $7.50 to cover the administration of a juvenile Contract. This charge covers such expenses as premium billing and collection, Accumulated Value calculation, transaction confirmations and periodic reports.
Monthly Unit Charge
This charge in part compensates us for expenses associated with underwriting, issuing or increasing the Face Amount, and distributing the Contract. This charge is dependent upon the Issue Age, sex and risk class of the Insured. The charge will be assessed on a per $1,000 of Face Amount basis and assessed monthly for the first 15 Contract Years and for 15 years following an increase in Face Amount.
Mortality and Expense Risk Charges
The mortality and expense risk charge is a monthly charge for risks that we assume in the Contract. The main mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than we estimate and, therefore, the cost of insurance, and other charges specified in the Contract would be insufficient to meet actual claims. The main expense risk is that expenses incurred in issuing and administering the Contracts and operating the Variable Account may be greater than the other Contract charge revenues that are available to cover such expenses. We may use any profit to pay distribution, sales and other expenses.
The following table outlines our current annual mortality and expense risk charge that will be assessed from the accumulated value of all of your Subaccounts. No mortality and expense risk charges are deducted from the Fixed Accounts. This charge is based on your Subaccount accumulated value at the time the charge is deducted.

	Current M&E Charge	Maximum M&E
Subaccount Accumulated Value	All Years	All Years
Annually	0.40%	1.0%
(Monthly)	(.033)%	(.082)%
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Charges and Deductions
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Additional Benefit Charge
If your Contract includes Additional Benefits, we will deduct a monthly cost for those benefits from the Accumulated Value. Refer to Fee Tables and Additional Benefits for more information.
Cost of Insurance Charge
We assess a monthly cost of insurance charge. The charge depends on a number of variables including, but not limited to, the Insured’s risk class and sex (in most states), the Insured’s Issue Age for the initial Face Amount, the Insured’s age on the effective Date of any increase in Face Amount, and the number of years since the date of issue or increase. These variables will cause it to vary from contract to contract.
The primary factors in the determination of the cost of insurance charge are the cost of insurance rate (or rates) and the risk amount. The maximum cost of insurance charge for the initial Face Amount equals: (a) the maximum cost of insurance rate for the Insured’s Attained Age shown in your Contract, multiplied by (b) the amount at risk of your Contract divided by (c) 1,000. The maximum cost of insurance charge for any Face Amount increase is computed similarly, based on the risk amount that is attributable to that increase and the applicable maximum cost of insurance rate for that increase. We will provide you with a supplemental Contract schedule page showing the maximum cost of insurance rates for any Face Amount increase, if different from those for the initial Face Amount.
The risk amount at any time is the amount by which the Death Benefit under the Contract then exceeds the Contract’s Accumulated Value.
We deduct the cost of insurance charge on each date we assess monthly deductions, starting with your Contract Date (effective retroactive to the Date of Issue, if different).
We underwrite the applicant to determine the risk class for the Initial Face Amount or a requested Face Amount increase using information provided in the application and in other sources permitted by law. The factors that we can consider for underwriting include, but are not limited to:
♦	the amount of insurance applied for,
♦	the proposed Insured’s age,
♦	outcome of medical testing,
♦	reports from physicians (attending physicians’ statements); and/or
♦	other information such as financial information that may be required.
Based on such information, standard or preferred coverage may be offered, or if it is determined that risks for a proposed Insured are higher than would be the case for a healthy individual, the proposed Insured may receive a rating which increases cost of insurance rates or, in some cases, the proposed Insured may be declined.
Cost of Insurance Rates
Cost of insurance rates are determined for the initial Face Amount and each increase in Face Amount. We may, but are not required to, change the cost of insurance rates being applied under your Contract at any time, and we will make any such determinations using emerging or future anticipated experience including, but not limited to, mortality, expense and persistency. The rates will be determined by us at our sole discretion.
Actual cost of insurance rates will never be greater than the guaranteed maximum cost of insurance rates in the Contract. These guaranteed rates are determined based upon the Insured’s Attained Age and the applicable rate in the 2017 CSO Mortality Tables for Non-smokers and Smokers. We currently use cost of insurance rates that are generally lower than the guaranteed cost of insurance rates, and we reserve the right to raise those current rates.
Our current cost of insurance rates apply uniformly to all Insureds of the same classification including, but not limited to age, sex, and risk class.

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Charges and Deductions
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The cost of insurance rates generally increase as the Insured’s Attained Age increases, and they vary with the number of years the Face Amount or any increase in Face Amount has been in force. The risk class of an Insured also will affect the cost of insurance rate. Insureds in the preferred risk class generally will have a lower cost of insurance rate than those in risk classes involving higher mortality risk. The eight risk classes consist of the following:
1.Preferred Best Non-Tobacco (Issue ages 18 to 75, $100,000+ of Face Amount)
2.Super-Preferred Non-Tobacco (Issue ages 18 to 75, $100,000+ of Face Amount)
3.Preferred Non-Tobacco (Issue ages 18 to 75, $100,000+ of Face Amount)
4.Preferred Tobacco (Issue ages 18 to 75, $100,000+ of Face Amount)
5.Standard Non-Tobacco (All issue ages)
6.Standard Tobacco (issues ages 18 to 80)
7.Rated Non-Tobacco (Substandard)
8.Rated Tobacco (Substandard)
Insureds in non-tobacco risk classes will generally have a lower cost of insurance rate than similarly situated Insureds in tobacco risk classes. We use the same guidelines in determining premiums for the cost of insurance for the Contract as we would for any other life insurance Contract of similar risk class we offer.
Fund Charges
The value of the net assets of each Subaccount reflects the investment advisory fee and other expenses incurred by the underlying Portfolios in which the Subaccount invests. For more information on these fees and expenses, refer to the Fund’s summary prospectuses and Fee Tables above.
Variation or Reduction of Charges
We may vary the charges and other terms of the Contracts if special circumstances result in reduced sales expenses, administrative expenses, or various risks. These variations will not be unfairly discriminatory to the interests of other Contract Owners. Variations may occur in Contracts sold to members of a class of associated individuals, an employer or other entities representing an associated class.

Death Benefits
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The primary reason to buy a life insurance Contract is for the Death Benefit it provides in the event of the Insured’s death. At the time of purchase, you must select between two Death Benefit Options: Option 1 (Level Death Benefit Option) or Option 2 (Variable Death Benefit Option). We determine the amount payable (Death Proceeds) depending on the Death Benefit Option in effect on the date of Insured’s death. Death Proceeds payable upon the death of the Insured is the sum of the Death Benefit plus any insurance on the Insured’s life provided by Additional Benefits less any Debt and the lesser of (1) unpaid monthly deductions or (2) any unpaid No-Lapse Guarantee Premium. We will also deduct any amount paid by us after the date of death and before we were notified of the death. The Death Benefit will be calculated as of the date of death.
Option 1 (Level Death Benefit Option)
The Death Benefit for this option remains level, but in limited situations will vary. The Death Benefit is the greater of the Face Amount, or the Death Benefit factor multiplied by Accumulated Value. If you keep your Contract in force for several years and your Accumulated Value continues to increase, your Death Benefit may be increased by a Death Benefit factor. This factor helps to ensure that your Death Benefit is large enough relative to Accumulated Value to assure the

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Death Benefits
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Contract will qualify as life insurance under federal tax law. The Death Benefit factor depends upon your Attained Age. If the CVAT is used to satisfy the tax definition, then the death benefit factor will also depend on the Insured’s sex (in most states) and risk class. Your Contract includes a Table of Death Benefit Factors.
You should consider the Level Death Benefit Option if:
♦	you do not expect your insurance needs to generally increase; or
♦	you would like to minimize your insurance costs.
In general, the Level Death Benefit Option provides greater growth potential in Accumulated Value than the Variable Death Benefit Option. By choosing the Level Death Benefit Option, any increases in Accumulated Value reduce the actual risk amount and lower your cost of insurance.
Option 2 (Variable Death Benefit Option)
The Variable Death Benefit Option provides a Death Benefit that varies over time. The Death Benefit will be the greater of the Face Amount plus Accumulated Value, or the Death Benefit factor (described above) multiplied by Accumulated Value. The Death Benefit fluctuates correspondingly with your Accumulated Value.
You should consider the Variable Death Benefit Option if:
♦	you expect your insurance needs to increase, or
♦	you would like to have the potential for an increasing death benefit.
In general, the variable option provides the potential for a greater death benefit than the level option.
Changing Your Death Benefit Option
You may request a change from one Death Benefit Option to the other at any time before Attained Age 121 except when the Death Benefit is based on the Table of Death Benefit Factors as provided in your Contract. If we approve the change, we will increase or decrease the Face Amount so your Death Benefit immediately after the change will be the same as immediately before the change.
If you change from the Level Death Benefit Option to the Variable Death Benefit Option, we will reduce your Face Amount by the amount of Accumulated Value on the date the change takes place. The decrease in Face Amount and any Decrease Charge will be applied to the initial Face Amount and any existing increase in Face Amount according to the ratio of each portion of the Face Amount to the total Face Amount of this Contract. We will not allow the change if it reduces your Face Amount below the minimum amount as defined on the schedule page of your Contract. If you select the GPT, then additional restrictions will apply. If the change in Death Benefit Option would cause total premium payments already made to exceed the cumulative premium limit of the Code, the change may be made only if the Cash Surrender Value before the change exceeds the refund required under the Code. If the change is made, the required refund will be made as a partial surrender with no partial surrender charge applied. If you change from the Variable Death Benefit Option to the Level Death Benefit Option, your Face Amount increases by the Accumulated Value on the effective date of the change which also increases any unit charges under your Contract. The Face Amount increase will be applied to the initial Face Amount and any existing increase in Face Amount according to the ratio of each portion of the Face Amount to the total Face Amount of this Contract. The increase is determined so your Death Benefit immediately after the change will be the same as immediately before the change.
A new No-Lapse Guarantee Premium will be determined for any No-Lapse Guarantee in effect on the effective date of the change. The effective date of the change will be the Monthly Anniversary on or following the date we receive Notice. The new Death Benefit Option will be shown on a supplemental Contract schedule page that we will send to you.
There may be tax consequences when you change your Death Benefit Option. Please consult your tax advisor before making any such change.

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Death Benefits
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Changing Your Face Amount
You select the Face Amount when you apply for the Contract. You may change the Face Amount by giving us Notice. We will not permit any change that would result in your Contract being disqualified as a life insurance contract under Section 7702 of the Internal Revenue Code. Changing the Face Amount may have tax consequences and you should consult a tax advisor before doing so.
Increasing Your Face Amount
Subject to our underwriting guidelines and policies, you have the right to increase the Face Amount at any time before the Insured’s last day for increases shown on page 3A of your Contract.
Any increase in Face Amount is subject to the following conditions:
♦	We must receive an application at our Service Center, if and as required by our standards.
♦	Satisfactory evidence of insurability, if and as required by our standards, unless a contractual exception applies.
♦	The increase amount must be for at least $25,000.
Increases in your Face Amount will result in additional charges to cover the increased amount at risk. The increased Face Amount will also increase any unit charges under your Contract. We compute charges at the existing rates at the time of increase. The cost of insurance rates for each increase will vary based on factors such as sex (in most states), risk class, age and the time elapsed since issue. The increase will be effective on the date shown on the supplemental Contract schedule page we provide.
A new set of Decrease Charges will also apply to each increase in your Contract’s Face Amount. We show these new charges on the amended Contract specification page of your Contract. However, the Decrease Charges will only be assessed if your Face Amount is later decreased and the Decrease Charge is still in effect for that part of the Face Amount that was decreased. See Charges and Deductions for additional information regarding this charge.
A new No-Lapse Guarantee Premium will be determined for any No-Lapse Guarantee in effect.
Decreasing Your Face Amount
At any time before the Insured’s Attained Age 121, you have the right to decrease your Face Amount. Requirements for decreasing your Face Amount are:
♦	we must receive Notice;
♦	the Face Amount remaining in effect cannot be less than the minimum amount defined at issue on the Contract schedule page;
♦	the Accumulated Value, and premiums if you select the GPT, must be in compliance with Code limits; and
♦	on the date the decrease would be effective Accumulated Value less Debt must be greater than or equal to any Decrease Charge that may apply.
The decrease will become effective as of the Monthly Anniversary on or following the date we receive Notice at the Service Center. We will subtract the decrease first from any previous increases in the Face Amount, starting with the most recent, and then as needed from the original Face Amount.
We subtract a Decrease Charge from the Accumulated Value if a Decrease Charge is in effect for that part of the Face Amount decreased. We show you the Decrease Charges applicable to you on the Table of Decrease Charges in your Contract.
A new No-Lapse Guarantee Premium will be determined if the No-Lapse Guarantee has not terminated before the effective date of the decrease.
A decrease in your Face Amount may cause your Contract to be classified as a modified endowment contract and could have other tax consequences. Please consult your tax advisor before decreasing your Face Amount. See Federal Tax Matters.
Death Claims
In the event of the death of the Insured, we must receive Notice of death at our Service Center. We will provide a claim form upon receiving the Notice. A

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Death Benefits
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financial professional may assist in making such a claim. After we have received due proof of death, we will begin processing a Beneficiary’s claim when we receive the following in good order at our Service Center:
1. That Beneficiary’s completed claim form; and
2. Authorization, if and as required by our standards, allowing us to obtain and disclose information about the Insured for the purpose of evaluating and processing the claim.
If thirty days have passed since we received the later of these items, we will automatically pay a Beneficiary’s portion of the Death Proceeds as a lump sum if that Beneficiary has not by then made an election of an available option described under Settlement Options below.
Payment of Benefits
In addition to traditional lump sum payments, other payment options are available. All or part of the life insurance proceeds from death or surrender may be placed in one of several settlement options. Proceeds distributed according to a settlement option do not vary with the investment performance of the Variable Account. Contract Owners may select a settlement option prior to the Insured’s death. A Beneficiary may select a settlement option at the time of making a claim for Death Benefits. The minimum amount that we will apply to a settlement option is $2,000. Additionally, the resulting payment must be at least $50. Once a settlement option is selected, we will provide a settlement option agreement. In the settlement option agreement, we will reflect guaranteed payments, if any.
Settlement Options
Option 1: Interest Income
Under this settlement option, the proceeds are left with Thrivent to accumulate interest. We will pay, on the proceeds that remain with us an annual rate of interest at least equal to the amount shown on the Contract's schedule page. The payee may withdraw all or part of the proceeds at any time.
Option 2: Income of a Fixed Amount
With this settlement option the payee elects to receive a fixed amount at regular intervals until the proceeds with interest have all been paid. The payment period may not exceed 360 months. Interest accumulates on the amount that remains with us until the proceeds are all paid out. For example, if your Beneficiary elected to receive $10,000, paid annually, we would pay $10,000 annually until we pay out all of the remaining proceeds. The final payment may be smaller than prior payments.
We will pay an annual rate of interest at least equal to the amount shown on the Contract's schedule page. The amount of interest may be greater than the guaranteed amount. Unless the income election was irrevocable, the payee may withdraw the present value of all or a portion of remaining payments at any time based on a discount rate that is 0.5% per annum greater than the interest rate used to calculate the amount of the payments. If a portion of the present value is withdrawn, the number of future payments will be reduced. If the full value is withdrawn, we will make no further payments.
Option 3: Income for a Fixed Period
This option provides payments at regular intervals. The payee may elect a specified number of months or years, but may not select a period exceeding 360 months or the payee’s life expectancy. We reserve the right to require a fixed period of at least 60 months.
We will pay an annual rate of interest at least equal to the amount shown on the Contract's schedule page on the proceeds that remain with us. The amount of interest we pay may be greater than the guaranteed amount. Unless the income election was irrevocable, the payee may withdraw all or a portion of the present value of any remaining payments at any time based on a discount rate that is 0.5% per annum greater than the interest rate used to calculate the amount of the payments. If the full present value is withdrawn, we will make no further payments. If a portion of the present value is withdrawn, the amount of future payments will be reduced.

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Death Benefits
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Option 4: Life Income with Guaranteed Period
This settlement option is a form of annuity payment that continues until the annuitant’s death. The payee is the person receiving the income. We make payments to the payee at regular intervals during the annuitant’s life. Upon electing this option, the payee also selects a guaranteed period of not more than 360 months or selects no guaranteed period at all. If the annuitant dies during the guaranteed payment period, payments will continue to a beneficiary named for the settlement option until the guaranteed payment period expires. The longer the guaranteed payment period, the lower the amount of regular payment. In other words, the payment amount the payee receives would be higher if the payee chose no guaranteed payment period. However, the risk the payee takes is that he or she may die shortly after we issue the settlement agreement. The agreement would then terminate and all payments would cease.
The amount of the payments depends on an adjusted age and, where permitted, sex of the annuitant at the time the settlement agreement is established. We show representative guaranteed payments in the settlement option section of the Contract. These rates are calculated using the guaranteed annual interest rate and mortality table shown on the Contract’s schedule page.
If your Contract is issued in New York, Option 4 does not permit a partial or full surrender of annuity income.
Option 5: Joint & Survivor Life Income with Guaranteed Period
This settlement option is another form of annuity payment or life income available when both annuitants are alive when the settlement option is chosen. We will pay an income as long as at least one of the two annuitants is alive. The amount of payments is determined based on the lives of both of the annuitants. The payees may select a guaranteed payment period of not more than 360 months, or may select no guaranteed payment period at all.
Upon the death of one of the persons named to receive payments, we will continue to make payments of the same amount to the survivor for the remainder of the guaranteed payment period. At the end of this period, if the survivor is still living, the payments may be reduced if a reduction factor was chosen at issue. We pay the reduced amount until the survivor annuitant’s death. If the survivor also dies during the guaranteed payment period, the remaining guaranteed payments continue to a designated beneficiary. The beneficiary has an option to take a lump sum payment. If no guarantee payment period was selected, all payments will cease and the agreement terminates.
The amount of the payments depends on the age and, where permitted, sex of the annuitants at the time we issue the settlement agreement. In addition, any selection of a guaranteed payment period or any reduction factor will influence the payments. These rates are calculated on the guaranteed annual interest rate and mortality table shown on the Contract’s schedule page.
We may also offer other settlement options at our discretion.
Income provided under Settlement Options 2 through 5 will not be less than the income that would be provided if the proceeds were used to purchase a single premium immediate annuity contract that:
1. Is offered by us at the time of settlement to the same class of annuitants; and
2. Provides the same structure of benefits as the settlement option selected.
If your Contract is issued in New York, guaranteed interest rates will be listed in your settlement option agreement and Option 5 does not permit partial or full surrenders of annuity income.

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Federal Tax Matters
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General
The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax advisor should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.
This discussion generally does not address state or local tax consequences associated with the purchase of the Contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT—FEDERAL, STATE OR LOCAL—OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.
Estate, Gift and Generation-Skipping Transfer Tax Considerations
The transfer of the Contract or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation skipping transfer taxes. For example, the transfer of the Contract to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Contract Owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law.
The individual situation of each Contract Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes. If this Contract is used with estate and gift tax planning in mind, you should consult with your tax advisor as to the most up-to-date information as to federal estate, gift, and generation skipping tax rules.
Tax Status of the Variable Account
We are treated as the owner of the assets of the Variable Account for federal tax purposes. Also, the Variable Account is not separately taxed as a “regulated investment company” under the Code. Both the investment income and realized capital gains of the Variable Account (i.e., the income and capital gains distributed to the Variable Account by the Fund) are reinvested without tax under current law. We reserve the right in the future to make a charge against the Variable Account or the Accumulated Value of a Contract for any federal, state, or local income taxes that are incurred and that we determine to be properly attributable to the Variable Account or the Contract. We will promptly notify you of any such charge.
Taxation of the Contract—In General
Tax Status of the Contract
Section 7702 of the Code establishes a statutory definition of life insurance for federal tax purposes. Under this section of the Code, a Contract must satisfy either the Cash Value Accumulation Test or the Guideline Premium Test.  While the requirements of this section of the Code are complex and limited guidance has been provided from the Internal Revenue Service (the “IRS”) or otherwise, Thrivent believes that the Contract will meet the current statutory definition of life insurance, which places limitations on the Accumulated Values under both the Cash Value Accumulation Test and Guideline Premium Test, and premiums under the Guideline Premium Test, that can accumulate relative to the Death Benefit. As a result, the Death Benefit payable under the Contract will generally be excludable from the Beneficiary’s gross income, and gains and other income credited under the Contract will not be taxable unless certain withdrawals are made (or deemed to be made) from the Contract prior to the Insured’s death, as discussed below. This tax treatment generally will only apply, however, if (1) the investments of the Variable Account are “adequately diversified” in accordance with Treasury Department regulations, and (2) Thrivent, rather than the Contract Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes.

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Federal Tax Matters
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The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be “adequately diversified.” If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as a life insurance contract for federal income tax purposes and the Contract Owner would generally be taxed currently on the income on the Contract (as defined in the tax law). We expect that the Subaccounts of the Variable Account, through the Portfolios, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.
In certain circumstances, variable life insurance contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners’ gross income on a current basis. The IRS has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The ownership rights under the Contract are similar to, but differ in certain respects from, the ownership rights described in certain other IRS rulings where it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the Owner of this Contract has the choice of more investment options to which to allocate premium payments and the Accumulated Value than were addressed in such rulings. These differences could result in the Contract Owner being treated as the owner of all or a portion of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, we do not know what standards will be set forth in any further regulations or rulings which the Treasury Department or the IRS may issue. We, therefore, reserve the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance that such efforts would be successful.
The remainder of this discussion assumes that the Contract will be treated as a life insurance contract for federal tax purposes.
Tax Treatment of Death Proceeds
In general, the amount of the Death Proceeds payable from a Contract by reason of the death of the Insured is excludable from gross income under section 101 of the Code. Certain transfers of the Contract for valuable consideration, however, may result in a portion of the Death Proceeds being taxable.
If the Death Proceeds are not received in a lump sum and are, instead, applied under certain settlement options (other than settlement option 1), generally payments will be prorated between amounts attributable to the Death Proceeds, which will be excludable from the Beneficiary’s income, and amounts attributable to interest (accruing after the Insured’s death), which will be includible in the Beneficiary’s income. If the Death Proceeds are applied under settlement option 1 (Interest Income), the interest credited will be currently includible in the Beneficiary’s income.
Death Proceeds may be subject to state and/or federal estate and/or inheritance tax. The entire amount of Death Proceeds will be included in the taxable estate of an Insured if the Insured possesses control (referred to as “incidents of ownership”) over the Contract at the time of death or control has not been transferred more than three years prior to death. Many factors determine if an estate is subject to estate and/or inheritance tax such as the size of the taxable estate, timing of death and the applicable state law.
Tax Deferral During Accumulation Period
Under existing provisions of the Code, except as described below, any increase in a Contract’s Accumulated Value is generally not taxable to the Contract Owner unless amounts are received (or are deemed to be received) from the Contract prior to the Insured’s death. Amounts received (or deemed to be received) from the Contract are treated as ordinary income for tax purposes. If there is a full surrender of the Contract, an amount equal to the excess of the amount received over the “investment in the contract”

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Federal Tax Matters
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will generally be includible in the Contract Owner’s income. The “investment in the contract” generally is the aggregate premiums and other consideration paid for the Contract, less the aggregate amount received under the Contract previously to the extent such amounts received were excludable from gross income.
As discussed below, the taxation of partial surrenders and other amounts deemed to be distributed from the Contract depends, in part, upon whether the Contract is considered a “modified endowment contract” (“MEC”) for federal income tax purposes. The status of a Contract as a MEC also may affect whether a 10% penalty tax applies upon a surrender or other distribution, as discussed below.
Taxation of Contracts that Are Not MECs
Tax Treatment of Partial Surrenders from Contracts that Are Not MECs—In General
If the Contract is not a MEC (described below), the amount of any partial surrender from the Contract generally will be treated first as a non-taxable recovery of premium and then as income received from the Contract. Thus, a partial surrender from a Contract that is not a MEC generally will not be includible in income except to the extent it exceeds the investment in the contract immediately before the partial surrender.
Certain Distributions Required by the Tax Law in the First 15 Contract Years
As indicated above, Section 7702 of the Code places limitations on the Accumulated Values and/or premiums that can accumulate relative to the Death Benefit. Where cash distributions are required under Section 7702 of the Code in connection with a reduction in benefits during the first 15 years after the Contract is issued (or if cash distributions are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income notwithstanding the general rule described in the preceding paragraph. A reduction in benefits may result upon a decrease in the Face Amount, upon a change from one Death Benefit Option to the other, if a partial surrender is made, and in certain other instances.
Tax Treatment of Loans from Contracts that Are Not MECs
If a Contract is not a MEC, a Contract loan generally will be treated as indebtedness of the Contract Owner. As a result, no part of any Contract loan will constitute income to the Contract Owner so long as the Contract remains in force. However, in those situations where the interest rate credited to the Loan Account equals or is nearly the same as the interest rate charged for the loan, it is possible that some or all of the loan proceeds may be includible in income. If a Contract lapses or is surrendered when a Contract loan is outstanding, the portion of the Accumulated Value applied to repay the Contract loan outstanding, including any accrued and unpaid loan interest, will be treated as the proceeds of a surrender for purposes of determining whether any amounts are includible in the Contract Owner’s income. The amount of Debt over and above that secured by Accumulated Value is “excess debt” taxable as “cancellation of indebtedness”.
Generally, interest paid on any Contract loans will not be tax deductible. A limited exception to this rule exists for certain interest paid in connection with certain “key person” insurance. Contract Owners should consult a tax advisor regarding the deductibility of interest incurred in connection with this Contract.
Taxation of Contracts that Are MECs
Characterization of a Contract as a MEC
In general, a Contract will be considered a “modified endowment contract” under section 7702A of the Code (i.e., as a MEC) if (1) the Contract is received in exchange for a life insurance contract that was a MEC, or (2) the Contract is entered into on or after June 21, 1988 and premiums are paid into the Contract more rapidly than the rate defined by a “7-Pay Test.” This test generally provides that a Contract will fail this test (and thus be considered a MEC) if the accumulated amount paid under the Contract at any time during the first 7 Contract Years exceeds the cumulative sum of the net level premiums which would have been paid to that time if the Contract provided for paid-up future benefits after the payment of 7 level annual premiums. A material change of the Contract (as defined in the tax law) will generally result in a reapplication of the 7-Pay Test. In addition, any reduction in benefits during a 7-Pay testing period, including where a Contract lapses

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Federal Tax Matters
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and is then reinstated more than 90 days later will affect the application of this test. We will monitor the Contracts and will attempt to notify Contract Owners on a timely basis if a Contract becomes a MEC or would become a MEC as a result of a transaction. The Contract Owner may then request that we take any steps that may be available to avoid treatment of the Contract as a MEC, if that is desired.
Tax Treatment of Partial Surrenders, Loans, Assignments, and Pledges Where a Contract is a MEC
If the Contract is a MEC, partial surrenders from the Contract will be treated first as withdrawals of income and then as a recovery of the investment in the Contract. Thus, partial surrenders will be includible in income to the extent the Accumulated Value exceeds the investment in the Contract. The receipt of any Contract loan, including any accrual of loan interest, will be treated as a withdrawal for tax purposes. In addition, distributions made within two years before a failure to meet the 7-Pay Test are treated as made under a MEC.
The discussion above regarding the tax treatment of deductibility of interest on loans and of lapses while loans are outstanding under the caption “Tax Treatment of Loans from Contracts that Are Not MECs” also generally applies to Contracts which are MECs.
If the Contract Owner assigns or pledges (or agrees to assign or pledge) any portion of the Accumulated Value, such portion will be treated as a withdrawal for tax purposes. If the entire Accumulated Value is assigned or pledged, subsequent increases in the Accumulated Value are also treated as withdrawals for as long as the assignment or pledge remains in place. The Contract Owner’s investment in the Contract is increased by the amount includible in income with respect to any assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment). Before assigning, pledging, or requesting a loan under a Contract treated as a MEC, a Contract Owner should consult a tax advisor.
Penalty Tax
Generally, proceeds of a full or partial surrender (or the amount of any deemed withdrawal, such as in the case of loans, assignments and pledges) from a MEC are subject to a penalty tax equal to 10% of the portion of the proceeds that is includible in income. This penalty tax does not apply where the surrender or deemed withdrawal is made (1) after the Contract Owner attains age 59 1⁄2, (2) because the Contract Owner has become disabled (as defined in the tax law), or (3) as substantially equal periodic payments over the life or life expectancy of the Contract Owner (or the joint lives or life expectancies of the Contract Owner and his or her Beneficiary, as defined in the tax law).
Aggregation of Contracts that Are MECs
All life insurance contracts which are treated as MECs and which are purchased by the same person(s) from Thrivent, or any of our affiliates, within the same calendar year will be aggregated and treated as one contract for purposes of determining the tax on withdrawals (including deemed withdrawals). Contracts issued by different companies that subsequently merge are not aggregated. The effects of such aggregation are not always clear; however, it could affect the amount of a full or partial surrender (or a deemed withdrawal) that is taxable and the amount which might be subject to the 10% penalty tax described above.
Contracts Not Owned by Individuals
In the case of life insurance contracts issued to a non-natural taxpayer, or held for the benefit of such an entity, the tax law provides that a portion of the taxpayer’s otherwise deductible interest expenses may not be deductible as a result of ownership of the contract even if no loans are taken under the contract. An exception to this rule is provided for certain life insurance contracts which cover the life of an individual who is a twenty percent owner, or an officer, director, or employee, of a trade or business at the time first covered by the Contract. Entities that are considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax advisor.

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Federal Tax Matters
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Section 1035 Exchanges
Section 1035 of the Code provides that no gain or loss will be recognized on the exchange of a life insurance contract for another life insurance contract, endowment contract, annuity contract, or qualified long-term care insurance contract, provided that certain requirements are met. If the Contract is being issued in exchange for another life insurance contract, the requirements that must be met to receive tax-free treatment under Section 1035 of the Code include, but are not limited to: (1) the contracts must have the same insured, and (2) your old contract must be exchanged for the new contract either through an assignment of your old contract to the new insurer or by a direct transfer of the account value of the old contract to the new insurer. If your old contract was a MEC, the new life insurance contract also will be a MEC. You cannot exchange an endowment, annuity, or qualified long-term care insurance contract for a life insurance contract tax-free. If any money or other property is received in the exchange (“boot”) that satisfies the requirements of section 1035 of the Code, gain (but not loss) will be recognized equal to the lesser of the gain realized on the exchange or the amount of the boot received.
Generally, the new contract will have the same investment in the contract as the exchanged contract. However, if boot is received in the exchange the investment in the contract may be adjusted. Special rules and procedures apply to section 1035 exchanges. These rules can be complex, and if you wish to take advantage of section 1035, you should consult a tax and/or legal advisor.
Accelerated Death Benefits
If an Insured is “terminally ill,” as defined in the tax law, accelerated death benefits paid under a life insurance contract generally will be excludable from income under section 101 of the Code. Exceptions apply for certain business-related contracts and in certain situations where a Contract has been transferred for value. Under the tax law, an individual is considered “terminally ill” if the individual has been certified by a physician (as defined in the tax law) as having an illness or physical condition which can reasonably be expected to result in death in 24 months or less after the date of the certification.
Amounts paid under the accelerated benefits for terminal illness rider incorporated into this Contract will in most circumstances satisfy this requirement.
Actions to Ensure Compliance with the Tax Law
We believe that the values we have determined for the Contracts will comply with the federal tax definition of life insurance under section 7702 of the Code. We will monitor Contract values and take action as necessary to help assure compliance.
At Attained Age 100 and later, we reserve the right to not accept premium payments while the Death Benefit is based on the Table of Death Benefit Factors in your Contract.  We also reserve the right to increase the Death Benefit (which may result in larger charges under a Contract) or to take any other action deemed necessary to ensure the compliance of the Contract with the federal tax definition of life insurance.
Other Considerations
Changing the Contract Owner, designating an irrevocable Beneficiary, exchanging the Contract, increasing and decreasing the Face Amount, changing from one Death Benefit Option to another, and other changes under the Contract may have tax consequences (other than those discussed herein) depending on the circumstances of such change or event. In addition, tax consequences may apply if you sell your Contract. This list and the discussion herein are not exhaustive. Other transactions with respect to a Contract may also have federal income or other tax consequences. Federal estate, and state and local estate, inheritance and other tax consequences of ownership or receipt of Contract proceeds depend on the circumstances of each Contract Owner or Beneficiary.
In the case of an “employer-owned life insurance contract” as defined in the tax law that is issued (or deemed to be issued) after August 17, 2006, the portion of the death benefit excludable from gross income generally will be limited to the premiums paid for the contract. However, this limitation on the death benefit exclusion will not apply if certain notice and consent requirements are satisfied and one of several exceptions is satisfied. These exceptions include circumstances in which the death benefit is payable to certain heirs of the

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Federal Tax Matters
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insured or to acquire an ownership interest in a business, or where the contract covers the life of a director or an insured who is “highly compensated” within the meaning of the tax law. These rules, including the definition of an “employer-owned life insurance contract,” are complex, and you should consult with your advisers for guidance as to their application.
Medicare Hospital Insurance Tax
A Medicare hospital insurance tax of 3.8% will apply to some types of investment income. This tax will apply to the taxable portion of (1) any proceeds distributed from the Contract as annuity payments pursuant to a settlement option prior to the death of the Insured, or (2) the proceeds of any sale or disposition of the Contract. This tax only applies to taxpayers with “modified adjusted gross income” above $250,000 in the case of married couples filing jointly or a qualifying widow(er) with dependent child, $125,000 in the case of married couples filing separately, and $200,000 for all others. For more information regarding this tax and whether it may apply to you, please consult your tax advisor.
Federal Income Tax Withholding
We will withhold and remit to the federal government a part of the taxable portion of full and partial surrenders made under a Contract unless the Contract Owner notifies us in writing, and such Notice is received at the Service Center at or before the time of the full or partial surrender, that he or she elects not to have any amounts withheld. This election out of withholding is not permitted in certain circumstances. Regardless of whether the Contract Owner requests that no taxes be withheld or whether we withhold a sufficient amount of taxes, the Contract Owner will be responsible for the payment of any taxes including any penalty tax that may be due on the amounts received. The Contract Owner may also be required to pay penalties under the estimated tax rules if the Contract Owner’s withholding and estimated tax payments are insufficient to satisfy the Contract Owner’s tax liability.
Nonresident Aliens and Other Foreign Persons
The discussion above provides general information regarding U.S. federal withholding tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers or Beneficiaries that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions (including taxable Death Benefit Proceeds) from life insurance policies at a 30% rate, unless a lower treaty rate applies. Prospective purchasers that are not U.S. citizens or residents and other foreign persons should consult with a tax advisor regarding federal tax withholding with respect to distributions from a Contract.
FATCA Withholding
If the payee of a distribution (including the Death Benefit) from the Contract is a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Code as amended by the Foreign Account Tax Compliance Act (“FATCA”), the distribution could be subject to U.S. federal withholding tax on the taxable amount of the distribution at a 30% rate irrespective of the status of any beneficial owner of the Contract or the nature of the distribution. The rules relating to FATCA are complex, and a tax advisor should be consulted if an FFI or NFFE is or may be designated as a payee with respect to the Contract.

Additional Benefits
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We offer Additional Benefits that you can add to your Contract at the time the Contract is issued. Certain of these riders are subject to age and underwriting requirements and may be added or cancelled at any time. We generally deduct any monthly costs for these
Additional Benefits from Accumulated Value as part of the monthly deduction. (See Fee Table for more information regarding rider expenses.) Your financial professional can help you determine whether certain Additional Benefits are appropriate for you. We describe

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Additional Benefits
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any Additional Benefits included with your Contract more fully in your Contract. Accordingly, the following summaries do not include all the terms, limitations and conditions.
Disability Waiver of Monthly Deductions
Waiver of monthly deductions provides that, in the event of the Insured’s qualifying disability before age 60, we will waive your cost of insurance and other monthly deductions until the earlier of the Insured’s age 121 or recovery from total disability. Having this optional rider guarantees that the Contract and Additional Benefits will continue while the Insured is disabled. If the Insured’s qualifying disability begins at or after age 60 but before age 65, the Benefit Period ends on the earlier of 1) The date Total Disability ends; and 2) Age 70. The charge for this rider is a percentage based on Attained Age multiplied by the amount of each monthly deduction
Guaranteed Increase Option
Purchasing this option allows you to increase the amount of coverage without having to show evidence of insurability at certain pre-defined opportunities. The charge is a per-thousand rate multiplied by the size of the guaranteed increase amount. A new No-Lapse Guarantee Premium will be determined for any No Lapse Guarantee in effect on the date of increase.
Accelerated Death Benefit for Terminal Illness Rider
This rider pays a portion of the Death Benefit when requested if the Insured has a life expectancy of 24 months or less in most states. The rider is designed to provide an income-tax free benefit under IRC section 101(g). In rare circumstances, tax consequences may result. See Federal Tax Matters. The fee to exercise this benefit is up to $150.

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Distribution of the Contracts
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For financial professionals who are registered representatives of Thrivent Investment Management Inc., the following applies:
Thrivent Investment Management Inc., 600 Portland Avenue S., Suite 100, Minneapolis, Minnesota 55415, an indirect subsidiary of Thrivent, is a registered broker-dealer and acts as principal underwriter and distributor of the Contracts pursuant to a distribution agreement with us. Thrivent Investment Management Inc. also acts as the distributor of a number of other variable annuity and variable life insurance contracts we offer.
The financial professional in this transaction is a duly licensed registered representative of Thrivent Investment Management Inc. and is also an appointed insurance producer of Thrivent.
Our financial professionals predominately sell insurance and annuity products of ours. It is more profitable for us and our affiliates if you purchase products issued by us instead of those issued by other insurance companies. As a result, we have a financial interest in the sale of the Contract, and an incentive to recommend that you purchase a contract issued by Thrivent instead of a contract issued by another company. Sales of Thrivent insurance products, which include variable annuity and variable life insurance contracts, help support our mission of service to congregations and communities. This gives both the organization and our members an opportunity to promote volunteerism, aid those in need, strengthen non-profit organizations and address critical community needs.
In addition, your financial professional may be paid differently depending on the product or service he or she recommends. As a result, your financial professional in this transaction may have a financial incentive to recommend that you purchase one product instead of another.
From time to time and in accordance with applicable laws and regulations, financial professionals are eligible for various incentives. These include cash incentives such as bonuses and sales incentives, or other economic benefits. In addition to the commissions or other compensation paid when you purchase or invest in a product or account, your financial professional may also be paid additional compensation based on factors including the total volume of product sales, length of time that you continue to pay premiums or keep assets invested in the products sold, and the profitability of the products.
Compensation consists of commissions, bonuses and promotional incentives. Commissions pay at a first-year commission rate of 0% to 94% of commissionable premiums paid into the Contract. Your financial professional also receives a premium based trail compensation ranging from 0% to 7% annually.
Your financial professional may receive asset-based compensation in the amount of 0.0% to 0.3% of the Accumulated Value, if eligible. If you elect a settlement option, we pay commissions to the financial professional ranging from 0.25% to 0.99% of the premium applied to the settlement option, if eligible.
Financial professionals are eligible to be paid back a portion of what they spent on marketing their financial services to the public.
For financial professionals who are registered representatives of Selling Firms, the following applies:
We and the principal underwriter of the Contracts have entered, and may enter, into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). The financial professional in a transaction through a Selling Firm is a registered representative of the Selling Firm, and an appointed insurance producer of Thrivent Financial. The following paragraphs describe how payments are made by us to unaffiliated Selling Firms.
The terms of any agreement governing compensation may vary among Selling Firms. The prospect of receiving, or the receipt of, compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the Contracts over other variable contracts (or other investments) with respect to which the Selling Firms do not receive compensation or receive lower compensation. You should take such

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Distribution of the Contracts
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payment arrangements into account when considering and evaluating any recommendation relating to the Contracts.
The maximum commission we pay to Selling Firms is 100% of first year commissionable premiums, plus up to .10% of a Contract’s Accumulated Value annually and up to 3% of paid premiums.
The registered representative typically receives a portion of the compensation we pay to the Selling Firm, based on the agreement between the Selling Firm and its registered representative. You may ask registered representatives how they will be personally compensated. The compensation described above is not charged directly to you or your Contract.
The compensation is paid from our resources, which include fees and charges imposed on your Contract.

Legal Proceedings
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There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Thrivent nor Thrivent Investment Management Inc. is involved in any litigation that is of material importance in relation to their financial condition or that relates to the Variable Account.
Financial Statements
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The financial statements of Thrivent and the Variable Account are contained in the Statement of Additional Information.
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How to Contact Us
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Telephone:
1-800-847-4836
Internet:
Thrivent.com
Applications:
Thrivent
P.O. Box 8075
Appleton, WI 54912-8075
Additional Premiums (variable products):
Thrivent
P.O. Box 8061
Appleton, WI 54912-8061
Transfers, Surrenders, Withdrawals or Other Requests:
Thrivent
P.O. Box 8075
Appleton, WI 54912-8075
Express Mail:
Thrivent
4321 N. Ballard Road
Appleton, WI 54919-3400
For Wire Transfer Instructions, please contact 1-800-847-4836.
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Definitions
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Account Ratio: The Account Ratio is used to allocate monthly deductions, partial surrenders, transfers and contract loans among Subaccounts and Fixed Accounts. The Account Ratio for any Subaccount or Fixed Accounts is the ratio of the Accumulated Value in that Subaccount or Fixed Accounts to the Accumulated Value of the Contract less any Debt.
Accumulated Value: The total value of the Contract. Accumulated Value equals the sum of the Subaccounts, the Fixed Accounts, and the Loan Account.
Accumulation Unit: A unit of measure used to calculate the Accumulated Value in each Subaccount of the Variable Account.
Accumulation Unit Value: On any Valuation Date, the value of the Accumulation Unit of each Subaccount of the Variable Account.
Additional Benefits: Benefits provided by riders, if any, included as part of the Contract.
Applicant Controller: If Issue Age is less than 16, an Applicant Controller may apply for the Contract and exercise ownership rights on behalf of the Insured until control is transferred to the Insured.
Application: The application(s) and all amendments and supplements to the application used to apply for this Contract. This includes applications for reinstatement and applications made for changes to the Contract.
Attained Age: Attained Age on any day is the Insured’s age on the Contract Anniversary on or immediately prior to that day.
Automatic Asset Rebalancing: An elective feature of the Contract that provides an automatic rebalancing of Accumulated Values of Subaccounts in accordance with rebalancing percentages that you elect.
Beneficiary: The person(s) named by the Contract Owner to receive the Death Proceeds under the Contract. A Beneficiary need not be a natural person.
Cash Surrender Value: The Accumulated Value of the Contract less any applicable Decrease Charges; outstanding Debt; and any unpaid monthly deductions.
Commuted Value: The present value of any remaining future payments for the rest of a guaranteed payment period.
Contract: The flexible premium variable adjustable life insurance contract (Thrivent Financial Accumulation Variable Universal Life) offered by us (Thrivent) and described in this prospectus. The entire Contract consists of the Contract, any Additional Benefits, amendments, endorsements, Application and our Articles of Incorporation and Bylaws.
Contract Anniversary: The same month and day of each year after issue as in the Date of Issue.
Contract Date: The latest of the (1) Date of Issue; (2) the date we receive in Good Order the first premium payment at our Service Center; or (3) the date we approve this Contract to be issued.
Contract Year: The 12-month period following the Date of Issue or a Contract Anniversary. The Contract Year is always based upon the time elapsed since the Date of Issue.
Date of Issue: The date when we issue the Contract. This date will be specified in the Contract and may be different from the Contract Date. The Date of Issue is the date as of which we begin to apply deductions from your Accumulated Value.
DCA Fixed Account: This account is established when you set up the Dollar Cost Averaging plan. Net Premiums are directed to this account for subsequent monthly transfers into Subaccounts according to your allocation instructions. The amount in the DCA Fixed Account is credited with an interest rate that is determined when the payment is allocated to the DCA Fixed Account. The interest rate is effective for 12 months from the date of allocation. The DCA Fixed Account is part of our General Account and is not a Subaccount. The DCA Fixed Account is included as part of the Accumulated Value of your Contract.

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Definitions
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Death Benefit: The amount of benefit that provides the basis for the Death Proceeds calculation. The Death Benefit on any day depends upon the Death Benefit Option in effect on that day.
Death Benefit Option: Either of the two methods used to determine the Death Benefit. The option is selected in the Application and may be changed any time prior to Attained Age 121.
Death Proceeds: The amount paid upon the death of the Insured. The amount is paid to a Beneficiary designated by the Contract Owner.
Debt: All unpaid Contract loans plus accrued interest.
Decrease Charge: A Decrease Charge compensates us for expenses associated with underwriting, issuing and distributing the Contract. The charge applies to decreases in the Face Amount or partial surrenders that result in a decrease in Face Amount during the first 10 Contract Years (or first 10 years following an increase in Face Amount on the increased amount). We deduct the amount of the Decrease Charge at the time of the reduction in Face Amount or surrender.
Dollar Cost Averaging: An elective program that systematically moves dollars from either the DCA Fixed Account or the Money Market Subaccount.
Face Amount: The amount of life insurance provided by the Contract exclusive of any Additional Benefits. The Face Amount on the Date of Issue is the Initial Face Amount shown on page 3. Increases or decreases in Face Amount will be shown on supplemental Contract schedule pages that we will send to you.
Fixed Account: An investment allocation option that credits an interest rate. The Fixed Account is part of our General Account. The Fixed Account is not a Subaccount.
Fixed Accounts: Amounts held in the Fixed Account and DCA Fixed Account.
Free Look Period: The period of time during which you have the right to examine and cancel your Contract and receive, in most states, a refund equal to the Contract’s Accumulated Value plus any Percent of Premium Charge and any monthly deduction made.
Fund: Thrivent Series Fund, Inc., the mutual fund described in the summary prospectuses included with this prospectus consisting of several Portfolios that underlie Subaccounts of the Variable Account.
General Account: The General Account includes all assets we own that are not in the Variable Account or any other separate account of the Society. The Loan Account, reserves for the Fixed Accounts, and reserves for the No-Lapse Guarantee are maintained in the General Account.
Good Order: Any request that is submitted with any and all required forms, information, authorization, and funds, received at our Service Center in Appleton, Wisconsin.
Insured: The person on whose life the Contract is issued.
Internal Revenue Code: The Internal Revenue Code of 1986, as amended.
Issue Age: The Insured’s age on the Date of Issue.
Loan Account: When you obtain a loan, Accumulated Value equal to the amount of the loan is taken from the Subaccounts and moved to a Loan Account. Amounts transferred to the Loan Account are invested with our General Account assets. The Loan Account is equal to the amount transferred from any Subaccount, and/or Fixed Accounts to secure the loan less accumulated value transferred from the Loan Account to a Subaccount and the Fixed Accounts as a result of repayment of Debt plus the amount by which the accrued interest charged exceeds the amount of interest credited.
MEC Contract Year: The 12-month period following the Date of Issue or a Contract Anniversary unless there has been a material change under IRC Section 7702A. A material change of the Contract (as defined in the tax

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Definitions
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law) results in a MEC Contract Year based upon the date of the material change. If there has been more than one material change, the most recent material change will determine the current MEC Contract Year.
Monthly Anniversary: The date each month on which we deduct charges from Accumulated Value. These monthly deductions occur once each month on the Valuation Date, on or next following the day of the month which corresponds to the day of the month that we issued the Contract.
Net Premium: The amount of each premium that is applied to the Subaccounts of the Variable Account or to the Fixed Accounts. The Net Premium is equal to the premium paid less the Percent of Premium Charge. The Percent of Premium Charge may not be deducted in certain situations.
No-Lapse Guarantee: A Contract provision that guarantees that insurance coverage will not lapse in the event your Cash Surrender Value is not adequate to cover the current monthly deductions. You must meet the premium requirements of a No-Lapse Guarantee for the Contract to remain in force in the event your Cash Surrender Value is not adequate.
No-Lapse Guarantee Premium: The minimum monthly premium required to keep the No-Lapse Guarantee in effect. Different combinations of age, sex, risk class, Face Amount, Death Benefit Option and additional benefits will result in different No-Lapse Guarantee Premiums.
Notice: A request signed by the Contract Owner, received in Good Order by us at our Service Center and satisfactory in form and content to us.
Owner: A person or entity who owns the Contract.
Percent of Premium Charge: 5% of each premium.
Portfolio: A portfolio of Thrivent Series Fund, Inc. which is the underlying investment of a corresponding Subaccount which you may select for your Contract.
Selling Firm: Broker-dealers who have entered into selling agreements with Thrivent.
Service Center: Our office located at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001 or such other address as we may designate in writing. Telephone: (800) 847-4836. E-mail: mail@thrivent.com.
Subaccount: A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Table of Death Benefit Factors: The table found in the schedule pages of the Contract and used to calculate the minimum Death Benefit.
Thrivent: Thrivent Financial for Lutherans, a fraternal benefit society organized under the laws of the State of Wisconsin, owned by and operated for its members. Thrivent is the issuer of the Contract.
Thrivent Investment Management Inc.: An indirect subsidiary of Thrivent and a registered broker-dealer and investment adviser. It serves as principal underwriter of the Contract.
Valuation Day: Any day that the New York Stock Exchange is open for trading. Accumulation Unit Values are determined as of the close of trading on each Valuation Day.
Valuation Period: The period of time from the determination of Accumulation Unit Values on a Valuation Day to the determination of those values on the next Valuation Day.
Variable Account: Thrivent Variable Life Account I, a segregated asset account that is separate from our General Account.
we, our, us, Society: Thrivent.
you, your, yours: The Owner(s) of the Contract.

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Obtaining Additional Information
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To learn more about the Contract, you should read the Statement of Additional Information (SAI) that is incorporated by reference into this prospectus. The table of contents for the SAI is provided below for your reference.
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY
Depositor
Registrant
SERVICES
Service Agreements and Other Service Providers
PREMIUMS
Administrative Procedures
Automatic Premium Loans
ADDITIONAL INFORMATION ABOUT OPERATION OF CONTRACTS AND REGISTRANT
Incidental Benefits
Surrender and Withdrawal
Material Contracts Relating to the Registrant
PRINCIPAL UNDERWRITER
Identification
Offering and Commissions
ADDITIONAL INFORMATION ABOUT CHARGES
Sales Load
Special Purchase Plans
Underwriting Procedures
Increases in Face Amount
LAPSE AND REINSTATEMENT
LOANS
STANDARD AND POOR’S DISCLAIMER
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS
The prospectus and the SAI are available upon request. You can get these documents and all other documents required to be filed with the SEC free by the following means:
Notice:
Thrivent
Service Center
4321 North Ballard Road
Appleton, WI 54919-0001
Online:
thrivent.com
E-Mail Address:
mail@thrivent.com
Toll-Free Telephone Number:
(800) 847-4836
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Obtaining Additional Information
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We will furnish upon request a copy of personalized illustrations of your Contract’s Death Benefits, Cash Surrender Values, and Accumulated Values.
Reports and other information about Thrivent Variable Life Account I are available on the Commission’s Internet site at http://www.sec.gov.
Thrivent Variable Life Account I
1933 Act Registration No. 333-233397
1940 Act Registration No. 811-08289
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PART C.    OTHER INFORMATION
Item 26.    Exhibits
Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.
Exhibit Number	Name of Exhibit	Filed Herewith / Incorporated by Reference
(a)(i)	Resolution of the Board of Directors of the Depositor authorizing the establishment of the Registrant	Initial Filing to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-31011, filed on July 10, 1997
(a)(ii)	Resolution of the Board of Directors of the Depositor authorizing the name change of the Registrant to Thrivent Variable Life Account I	Post-Effective Amendment No. 8 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-31011, filed on August 29, 2002
(b)	Custodian Agreement	Not Applicable
(c)(i)	Specimen of Distribution Agreement with Registered Representatives	Initial Filing of the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on February 17, 2017
(c)(ii)	Principal Underwriting Agreement	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on November 27, 2019
(d)(i)	Specimen Flexible Premium Variable Life Insurance Contracts	Initial Filing to the registration statement on Form N-6 of Thrivent Variable Life Account I, 333-233397, filed on August 22, 2019.
(d)(ii)	Contract Riders and Endorsements	Initial Filing to the registration statement on Form N-6 of Thrivent Variable Life Account I, 333-233397, filed on August 22, 2019.
(d)(iii)	Amendatory Agreement for Guideline Premium Test	Post-Effective Amendment No. 2 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on May 1, 2020.
(d)(iv)	Contract Specification Page for Guideline Premium Test	Post-Effective Amendment No. 2 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on May 1, 2020.
(e)(i)	Application Forms - IIPRC	Post-Effective Amendment No. 2 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on May 1, 2020.
(e)(ii)	Application Forms – CA	Post-Effective Amendment No. 2 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on May 1, 2020.
(e)(iii)	Application Forms – DE & SD	Post-Effective Amendment No. 2 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on May 1, 2020.
(e)(iv)	Application Forms – FL	Post-Effective Amendment No. 2 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on May 1, 2020.
(e)(v)	Application Forms – IL	Post-Effective Amendment No. 2 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on May 1, 2020.
(e)(vi)	Application Forms – ND	Post-Effective Amendment No. 2 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on May 1, 2020.

Exhibit Number	Name of Exhibit	Filed Herewith / Incorporated by Reference
(e)(vii)	Application Forms – NY	Post-Effective Amendment No. 2 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on May 1, 2020.
(f)	Articles of Incorporation of Depositor and Bylaws of Depositor	Initial Filing to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration Statement 333-216125, filed on February 17, 2017
(g)(i)	Reinsurance Agreement with Swiss RE – I2107058US-19	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(ii)	Coinsurance Agreement with SCOR Global Life – 6950-05	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(iii)	Coinsurance Agreement with SCOR Global Life – Amendment 1 to 6950-05	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(iv)	Coinsurance Agreement with SCOR Global Life – Amendment 2 to 6950-05	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(v)	Coinsurance Agreement with SCOR Global Life – 201711.1	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(vi)	Coinsurance Agreement with SCOR Global Life – Amendment 1 to 201711.1	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(vii)	Reinsurance Agreement with RGA Reinsurance – 1582-00-00	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(viii)	Reinsurance Agreement with RGA Reinsurance – 1582-00-01	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(g)(ix)	Reinsurance Agreement with RGA Reinsurance – 1582-01-00	Pre-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account 1, Registration Statement No. 333-233397, filed on November 27, 2019
(h)	Participation Agreement between Depositor and Thrivent Series Fund, Inc. Dated December 15, 2003	Post-Effective Amendment No. 1 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts	Not Applicable
(k)	Opinion & Consent of Counsel	Post-Effective Amendment No. 2 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on May 1, 2020.
(l)	Actuarial Opinion and Consent	Not Applicable
(m)	Calculation	Not Applicable
(n)	Consent of Independent Registered Public Accounting Firm	Post-Effective Amendment No. 2 to the registration statement on Form N-6 of Thrivent Variable Life Account I, Registration Statement No. 333-233397, filed on May 1, 2020.
(o)	Omitted Financial Statements	Not Applicable
(p)	Initial Capital Agreements	Not Applicable
(q)	Redeemability Exemption	Not Applicable

Exhibit Number	Name of Exhibit	Filed Herewith / Incorporated by Reference
(r)(i)	Powers of Attorney for Board of Directors	Pre-Effective Amendment No. 1 to the registration statement on Form N-4 of Thrivent Variable Annuity Account I, Registration Statement No. 333-237618, filed on June 29, 2020
Item 27.    Directors and Officers of the Depositor
The directors, executive officers and, to the extent responsible for variable insurance operations, other officers of Depositor, are listed below, unless otherwise indicated, their principal address is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.
Name and Principal Business Address	Positions and Offices with Depositor
Deborah M. Ackerman 1115 Manor Drive Wilmette, IL 60091	Director
N. Cornell Boggs, III 412 W. Loomis Street Ludington, MI 49431	Director
Kenneth A. Carow Kelley School of Business BS 3024F 801 W. Michigan Street Indianapolis, Indiana 46142	Director
Bradford N. Creswell NCA Management, LLC 1200 Westlake Avenue N Suite 600 Seattle, WA 98109	Director
Lynn Crump-Caine 23 Ball Mill Place Sandy Springs, Georgia 30350	Director
Eric J. Draut 524 S. Banbury Road Arlington Heights, Illinois 60005	Director
Kirk D. Farney Wheaton College 501 College Avenue Wheaton, Illinois 60187	Director
Rev. Mark A. Jeske St. Marcus Lutheran Church 2215 North Palmer Street Milwaukee, Wisconsin 55312-3299	Director
Frederick G. Kraegel Parham Partners LLC 1225 Hyde Lane Henrico, Virginia 23229-6064	Director
Kathryn V. Marinello 107 Hispaniola Lane Bonita Springs, Florida 34134	Director
Nichole B. Pechet 2596 Chestnut Street San Francisco, CA 94123	Director
Bonnie E. Raquet 412 Rivers Edge Williamsburg, Virginia 23185-8945	Chair of the Board of Directors

Name and Principal Business Address	Positions and Offices with Depositor
Angela S. Reiger 5 Lands End Lane Dodgeville, WI 53593	Director
Teresa J. Rasmussen	President, Chief Executive Officer, and Director
Vibhu R. Sharma	SVP, Chief Financial Officer and Treasurer
David S. Royal	SVP and Chief Investment Officer
Paul R. Johnston	SVP and General Counsel & Secretary
Christina A. Smith	SVP, Chief Human Resource Officer
Lisa J. Flanary	SVP, Chief Growth Officer
James M. Odland	Vice President and Chief Compliance Officer
Item 28.    Persons Controlled by or Under Common Control with Depositor or Registrant
Registrant is a separate account of Depositor. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.
The following list shows the relationship of each wholly owned direct and indirect subsidiary to Thrivent Financial, except as indicated below. Financial statements of Thrivent Financial will be presented on a consolidated basis.
Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent Financial	Fraternal benefit society offering financial services and products	Wisconsin
Thrivent Financial Holdings, Inc.	Holding company with no independent operations	Delaware
Thrivent Trust Company	Federally chartered limited purpose trust bank	Federal Charter
Thrivent Investment Management Inc.	Broker-dealer and investment adviser	Delaware
North Meadows Investment Ltd.	Organized for the purpose of holding and investing in real estate	Wisconsin
Thrivent Financial Investor Services Inc.	Transfer agent	Pennsylvania
Thrivent Insurance Agency Inc.	Licensed life and health agency	Minnesota
Newman Financial Services, LLC	Limited Liability Company	Minnesota
Thrivent Advisor Network, LLC	Limited Liability Company	Delaware
Thrivent Asset Management, LLC[1]	Investment adviser	Delaware
Thrivent Distributors, LLC	Limited Liability Company	Delaware
White Rose GP I, LLC[2]	General partner	Delaware
White Rose Fund I Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund I Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP II, LLC[2]	General partner	Delaware
Thrivent White Rose Fund II Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund II Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP III, LLC[2]	General partner	Delaware
Thrivent White Rose Fund III Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund III Mezzanine Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP IV, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IV Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund IV Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP V, LLC[2]	General partner	Delaware
Thrivent White Rose Fund V Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund V Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP VI, LLC[2]	General partner	Delaware

Thrivent Financial Entities	Primary Business	State of Incorporation
Thrivent White Rose Fund VI Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VI Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP VII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund VII Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund VII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP VIII, LLC[2]	General partner	Delaware
Thrivent White Rose Fund VIII Equity Direct, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund VIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP IX, LLC[2]	General partner	Delaware
Thrivent White Rose Fund IX Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose Fund IX Equity Direct Corporation[3]	Private equity fund	Delaware
Thrivent White Rose Fund IX Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP X, LLC[2]	General partner	Delaware
Thrivent White Rose Fund X, Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose X Equity Direct Corporation I3	Private equity fund	Delaware
White Rose X Equity Direct Corporation II3	Private equity fund	Delaware
Thrivent White Rose Fund X, Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Real Estate GP I, LLC[2]	General Partner
Thrivent White Rose Real Estate Fund I Fund of Funds, L.P. [2]	Private equity fund	Delaware
Thrivent White Rose GP XI, LLC[2]	General partner	Delaware
Thrivent White Rose Fund XI Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose XI Equity Direct Corporation I3	Private equity fund	Delaware
White Rose XI Equity Direct Corporation II3	Private equity fund	Delaware
Thrivent White Rose Fund XI Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Opportunity Fund, GP, LLC[2]	General Partner	Delaware
Thrivent White Rose Opportunity Fund, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Real Estate GP II, LLC[2]	General Partner	Delaware
Thrivent White Rose Real Estate Fund II, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose GP XII, LLC,[2]	General Partner	Delaware
Thrivent White Rose Fund XII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund XII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose XII Equity Direct Corporation I3	Private equity fund	Delaware
White Rose XII Equity Direct Corporation II3	Private equity fund	Delaware
White Rose XII Equity Direct Corporation III[3]	Private equity fund	Delaware
White Rose XII Equity Direct Corporation IV3	Private equity fund	Delaware
Thrivent White Rose GP, XIII, LLC[2]	General Partner	Delaware
Thrivent White Rose Fund XIII Fund of Funds, L.P.[3]	Private equity fund	Delaware
Thrivent White Rose Fund XIII Equity Direct, L.P.[3]	Private equity fund	Delaware
White Rose XIII Equity Direct Corporation I3	Private equity fund	Delaware
White Rose XIII Equity Direct Corporation II3	Private equity fund	Delaware
Thrivent White Rose Endurance GP, LLC,[2]	General Partner	Delaware
Thrivent White Rose Endurance Fund, L.P.[3]	Private equity fund	Delaware
White Rose Endurance Corporation I3	Private equity fund	Delaware
White Rose Endurance Corporation II3	Private equity fund	Delaware
Gold Ring Holdings, LLC	Investment subsidiary	Delaware
Thrivent White Rose Real Estate Fund II, Fund of Funds, L.P.[3]	Private equity fund	Delaware
Twin Bridge Capital Partner, LLC[4]	Managing Member	Delaware
Thrivent White Rose Real Estate GP III, LLC[2]	General Partner	Delaware
Thrivent White Rose Real Estate Fund III, L.P.[3]	Private equity fund	Delaware

[1]	Thrivent Asset Management, LLC (“TAM”) is a subsidiary of Thrivent Financial Holdings, Inc., (“TFH”) which is a wholly owned subsidiary of Thrivent Financial. TFH owns 100% of TAM’s membership interests.
[2]	Thrivent Financial owns a majority interest in the limited liability company and is also its managing member.
[3]	The Fund is organized for the purpose of holding investments in Thrivent Financial’s general account.
[4]	Thrivent Financial owns 49% of the managing member’s membership interests. Twin Bridge Capital Partners, LLC is the managing member of a general partner of limited partnerships.
The subsidiaries of Thrivent Financial are shown above. In addition, Thrivent Series Fund, Inc. is an investment company registered under the Investment Company Act of 1940, offering its shares to the separate accounts identified below; and the shares of the Fund held in connection with certain of the accounts are voted by Thrivent Financial and Thrivent Life Insurance Company in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity or variable life insurance contracts issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.
1.	Thrivent Variable Life Account I
2.	Thrivent Variable Insurance Account A
3.	Thrivent Variable Insurance Account B
4.	Thrivent Variable Insurance Account C
5.	Thrivent Variable Annuity Account I
6.	Thrivent Variable Annuity Account II
7.	Thrivent Variable Annuity Account A
8.	Thrivent Variable Annuity Account B
9.	Thrivent Variable Annuity Account C
Item 29.    Indemnification
Section 33 of Depositor’s Bylaws; Article VIII the Fund’s Articles of Incorporation; Section 4.01 of the Fund’s First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Management Inc.’s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Management Inc. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Management Inc., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.
Section 8 of the Participation Agreement between Depositor, the Accounts and the Fund contains a provision in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its Officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Fund and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney’s fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party’s gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Fund, or Thrivent Investment Management Inc. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Fund, or Thrivent Investment Management Inc. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.    Principal Underwriter
(a) Other activity.    Thrivent Investment Management Inc. is the principal underwriter of the Contracts.
(b) Management.    The directors and principal officers of Thrivent Investment Management Inc. are set out below. Unless otherwise indicated, the principal business address of each person named below is 600 Portland Avenue S., Suite 100, Minneapolis, MN 55415-4402.
Name and Principal Business Address	Position and Offices with Underwriter
Vibhu Sharma	Director
Karen L. Larson	President
Thomas J. Birr 4321 North Ballard Road Appleton WI 54919	Vice President
Christopher J. Osborne	Vice President, Supervision
David J. Kloster	Director and Vice President
Andrea C. Golis	Chief Compliance Officer
Kurt S. Tureson	Director Affiliate Finance, CFO and Treasurer
Katie Koelling	Privacy Officer
Nicole James-Gilchrist	Chief Legal Officer and Secretary
Sarah Jansen	Chief Information Security Officer
Sharon Minta	Anti-Money Laundering Officer
(c) Compensation from Registrant.    Not Applicable.
Item 31.    Location of Accounts and Records
The accounts and records of Registrant are located at the offices of Depositor at 600 Portland Avenue S., Suite 100, Minneapolis, Minnesota 55415-4402 and 4321 North Ballard Road, Appleton, Wisconsin 54919.
Item 32.    Management Services
Not Applicable.
Item 33.    Fee Representation
Depositor represents that, as to the flexible premium variable life contracts that are the subject of this registration statement, File No. 333-233397, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Registration Statement under rule 485(a) under the Securities Act and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on this 8th of July, 2020.
Thrivent Variable Life Account I (Registrant)
By:	Thrivent Financial for Lutherans (Depositor)
By:	/s/ Michael W. Kremenak
Michael W. Kremenak Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below.
Teresa J. Rasmussen*	President, Chief Executive Officer and Director (Principal Executive Officer)

Vibhu Sharma*	Senior Vice President and Chief Financial Officer (Principal Financial Officer)

Bonnie E. Raquet*	Chair of the Board
N. Cornell Boggs, III*	Director
Kenneth A. Carow*	Director
Lynn Crump-Caine*	Director
Eric J. Draut*	Director
Kirk D. Farney*	Director
Mark A. Jeske*	Director
Frederick G. Kraegel*	Director
Kathryn V. Marinello*	Director
Bradford N. Creswell*	Director
Nichole B. Pechet*	Director
Deborah M. Ackerman*	Director
Angela S. Rieger*	Director
* Michael W. Kremenak, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to powers of attorney duly executed by such persons.
/s/ Michael W. Kremenak	July 8, 2020
Michael W. Kremenak Attorney-in-Fact	Date

INDEX TO EXHIBITS
The exhibits below represent only those exhibits which are newly filed with this Registration Statement. See Item 26 of Part C for exhibits not listed below.
Exhibit Number	Name of Exhibit